United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Conservative Allocation Fund

Class A: AAHYX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.93%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$980,177,638	2,016	31%	$2,523,712

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.4%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Bonds	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	67.0%
Common Stock	12.6%
Short-Term Investments	9.7%
Registered Investments Companies	9.2%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.6%
Financials	11.2%
U.S. Affiliated Registered Investment Companies	8.6%
Collateralized Mortgage Obligations	6.6%
U.S. Government & Agencies	6.4%
Asset-Backed Securities	6.0%
Information Technology	5.7%
Consumer Discretionary	4.2%
Consumer Staples	3.4%
Materials	3.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Fund

Class S: THYFX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the six months ended June 30, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$35	0.70%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$980,177,638	2,016	31%	$2,523,712

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.4%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Bonds	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	67.0%
Common Stock	12.6%
Short-Term Investments	9.7%
Registered Investments Companies	9.2%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.6%
Financials	11.2%
U.S. Affiliated Registered Investment Companies	8.6%
Collateralized Mortgage Obligations	6.6%
U.S. Government & Agencies	6.4%
Asset-Backed Securities	6.0%
Information Technology	5.7%
Consumer Discretionary	4.2%
Consumer Staples	3.4%
Materials	3.2%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
June 30, 2025
Thrivent Mutual Funds

Table of Contents
Schedule of Investments
Thrivent Conservative Allocation Fund 2
Statement of Assets and Liabilities 39
Statement of Operations 40
Statement of Changes in Net Assets 41
Notes to Financial Statements 42
Financial Highlights 56
Change in and Disagreement with Accountants (Item 8) 58
Proxy Disclosures (Item 9) 59
Remuneration Paid to Directors, Officers, and
Others (Item 10) 60
Statement Regarding Basis for Approval of
Investment Advisory Contract (Item 11) 61

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 68.0% Value
Asset-Backed Securities  6.0%
Anchorage Capital CLO 20, Ltd.
$ 850,000
7.470%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 852,858
Anchorage Capital CLO 21, Ltd.
1,225,000
6.170%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,225,238
Avis Budget Rental Car Funding
AESOP, LLC
925,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
934,710
Balboa Bay Loan Funding, Ltd.
750,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
749,996
1,050,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,050,272
Barings Loan Partners CLO, Ltd. 2
1,500,000
5.920%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,499,652
Battalion CLO XXI, Ltd.
2,500,000
6.364%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b,c
2,500,000
Business Jet Securities, LLC
742,349
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
729,678
1,469,545
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,501,138
CarVal CLO, Ltd.
1,700,000
7.972%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,702,975
Cascade Funding Mortgage Trust,
LLC
572,389
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
566,921
Dryden 72 CLO, Ltd.
1,075,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,077,263
Hertz Vehicle Financing III, LLC
1,425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,441,583
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
753,193
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,522,518
HTAP Issuer Trust
667,217
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
661,456
LCM 41, Ltd.
2,900,000
7.912%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,900,000
Principal
Amount Long-Term Fixed Income  68.0% Value
Asset-Backed Securities  6.0% - continued
Marathon CLO, Ltd.
$ 1,700,000
5.848%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b,c
$ 1,700,000
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,532,790
MFA Trust
691,729
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
693,586
Pagaya AI Debt Grantor Trust
640,882
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
641,818
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
522,741
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
526,113
Palmer Square Loan Funding, Ltd.
250,000
5.956%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,285
825,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
817,790
Park Blue CLO, Ltd.
1,700,000
6.495%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,708,942
Point Securitization Trust
1,495,452
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,491,638
PRET, LLC
1,650,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
1,636,636
1,228,291
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
1,234,553
1,322,904
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
1,324,974
PRPM, LLC
1,500,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
1,326,138
Renaissance Home Equity Loan
Trust
1,429,634
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
505,536
RFS Asset Securitization V, LLC
1,350,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,360,078
Rockford Tower CLO, Ltd.
1,500,000
6.156%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
1,504,010
Saxon Asset Securities Trust
567,623
2.117%,  8/25/2035, Ser.
2004-2, Class MF2
b
506,431
Sculptor CLO XXVIII, Ltd.
1,700,000
6.220%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,696,369

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Asset-Backed Securities  6.0% - continued
Signal Peak CLO 1, Ltd.
$ 1,100,000
6.230%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
$ 1,100,828
Stanwich Mortgage Loan
Company, LLC
1,044
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
1,044
Sunnova Hestia II Issuer, LLC
1,157,115
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
1,155,876
Symphony CLO XX, Ltd.
1,050,000
7.261%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,051,810
TCW CLO, Ltd.
1,400,000
6.082%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
1,400,813
Unlock HEA Trust
1,340,664
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,344,252
1,304,826
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,309,452
619,664
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
616,356
Upstart Securitization Trust
11,428
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
11,436
Vericrest Opportunity Loan
Transferee
1,353,964
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
1,353,828
1,697,070
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,697,043
1,184,681
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
1,184,374
350,589
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
350,240
1,790,778
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,789,909
412,863
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
407,177
Veros Auto Receivables Trust
1,010,663
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
1,011,890
Whitebox CLO I, Ltd.
500,000
6.275%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
500,373
Wind River CLO, Ltd.
536,650
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
536,777
Total 58,950,616
Basic Materials  0.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
167,000 8.625%,  6/15/2029
a
177,501
Principal
Amount Long-Term Fixed Income  68.0% Value
Basic Materials  0.7% - continued
Alumina, Pty. Ltd.
$ 200,000 6.125%,  3/15/2030
a
$ 203,012
ATI, Inc.
268,000 7.250%,  8/15/2030 280,838
Avient Corporation
84,000 6.250%,  11/1/2031
a
84,785
Axalta Coating Systems Dutch
Holding B BV
163,000 7.250%,  2/15/2031
a
171,849
Cascades, Inc./Cascades USA,
Inc.
167,000 6.750%,  7/15/2030
a
167,820
Celanese US Holdings, LLC
45,000 6.850%,  11/15/2028 47,285
75,000 6.500%,  4/15/2030 76,772
55,000 6.629%,  7/15/2032 57,660
25,000 6.750%,  4/15/2033
f
25,260
Cerdia Finanz GmbH
56,000 9.375%,  10/3/2031
a
58,042
Chemours Company
270,000 5.750%,  11/15/2028
a
253,072
Cleveland-Cliffs, Inc.
130,000 5.875%,  6/1/2027
f
129,895
210,000 4.625%,  3/1/2029
a
192,857
118,000 4.875%,  3/1/2031
a
100,936
78,000 7.375%,  5/1/2033
a
73,239
118,000 6.250%,  10/1/2040 89,314
Consolidated Energy Finance SA
324,000 5.625%,  10/15/2028
a
277,755
CVR Partners, LP/CVR Nitrogen
Finance Corporation
90,000 6.125%,  6/15/2028
a
89,886
Eastman Chemical Company
240,000 5.000%,  8/1/2029 243,348
First Quantum Minerals, Ltd.
70,000 6.875%,  10/15/2027
a
70,097
96,000 9.375%,  3/1/2029
a
101,889
FMC Corporation
170,000 8.450%,  11/1/2055
b
173,974
FMG Resources August 2006, Pty.
Ltd.
118,000 5.875%,  4/15/2030
a
119,477
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
a
194,396
Hecla Mining Company
160,000 7.250%,  2/15/2028 161,253
Hudbay Minerals, Inc.
198,000 4.500%,  4/1/2026
a
196,769
INEOS Finance plc
353,000 7.500%,  4/15/2029
a,f
353,731
International Flavors & Fragrances,
Inc.
83,000 1.230%,  10/1/2025
a
82,195
Magnera Corporation
179,000 7.250%,  11/15/2031
a
168,779
Mercer International, Inc.
143,000 5.125%,  2/1/2029 116,646
Methanex Corporation
179,000 5.125%,  10/15/2027 178,390
119,000 5.250%,  12/15/2029 117,558

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Basic Materials  0.7% - continued
Methanex US Operations, Inc.
$ 102,000 6.250%,  3/15/2032
a
$ 101,704
Mineral Resources, Ltd.
192,000 9.250%,  10/1/2028
a
196,494
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
200,000 5.350%,  3/15/2034 205,166
Novelis Corporation
124,000 4.750%,  1/30/2030
a
118,815
150,000 3.875%,  8/15/2031
a
134,785
Olin Corporation
104,000 6.625%,  4/1/2033
a
102,359
Peabody Energy Corporation,
Convertible
346,000 3.250%,  3/1/2028 355,861
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054 207,225
SNF Group SACA
231,000 3.375%,  3/15/2030
a
213,154
Steel Dynamics, Inc.
114,000 5.250%,  5/15/2035 114,121
SunCoke Energy, Inc.
278,000 4.875%,  6/30/2029
a
258,728
Taseko Mines, Ltd.
248,000 8.250%,  5/1/2030
a
259,626
Tronox , Inc.
124,000 4.625%,  3/15/2029
a
107,001
Total 7,211,319
Capital Goods  1.9%
Advanced Drainage Systems, Inc.
242,000 6.375%,  6/15/2030
a
247,507
AECOM
27,000 5.125%,  3/15/2027 27,082
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
96,000 7.000%,  5/21/2030
a
97,971
Amrize Finance US, LLC
131,000 5.400%,  4/7/2035
a
132,921
Amsted Industries, Inc.
213,000 6.375%,  3/15/2033
a
216,507
Array Technologies, Inc.,
Convertible
448,000 1.000%,  12/1/2028 354,790
328,000 2.875%,  7/1/2031
a
323,669
Axon Enterprise, Inc.
38,000 6.125%,  3/15/2030
a
39,078
38,000 6.250%,  3/15/2033
a
39,127
Axon Enterprise, Inc., Convertible
177,000 0.500%,  12/15/2027 642,067
BAE Systems plc
200,000 5.500%,  3/26/2054
a
197,376
Boeing Company
136,000 6.858%,  5/1/2054 148,881
222,000 2.196%,  2/4/2026 218,535
197,000 3.250%,  3/1/2028 190,266
293,000 5.150%,  5/1/2030 298,303
68,000 6.528%,  5/1/2034 73,884
Bombardier, Inc.
258,000 7.250%,  7/1/2031
a
270,823
Principal
Amount Long-Term Fixed Income  68.0% Value
Capital Goods  1.9% - continued
$ 338,000 7.000%,  6/1/2032
a,f
$ 351,988
48,000 6.750%,  6/15/2033
a
49,738
Brundage -Bone Concrete
Pumping Holdings, Inc.
75,000 7.500%,  2/1/2032
a
74,339
Builders FirstSource , Inc.
250,000 5.000%,  3/1/2030
a
245,406
96,000 6.750%,  5/15/2035
a
98,843
Camelot Return Merger Sub, Inc.
177,000 8.750%,  8/1/2028
a
163,231
Canpack SA/ Canpack US, LLC
366,000 3.875%,  11/15/2029
a
342,807
Carrier Global Corporation
265,000 2.722%,  2/15/2030 246,269
Chart Industries, Inc.
296,000 7.500%,  1/1/2030
a
309,890
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
58,840
42,000 6.875%,  1/15/2030
a
42,936
42,000 8.750%,  4/15/2030
a
42,959
98,000 6.750%,  4/15/2032
a
100,574
Crown Cork & Seal Company, Inc.
142,000 7.375%,  12/15/2026 147,509
Deere & Company
129,000 5.700%,  1/19/2055 133,355
Eaton Capital, ULC
200,000 4.450%,  5/9/2030 200,937
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
252,000 6.625%,  12/15/2030
a
257,587
ESAB Corporation
98,000 6.250%,  4/15/2029
a
100,338
Fluor Corporation, Convertible
391,000 1.125%,  8/15/2029 512,992
General Dynamics Corporation
71,000 4.950%,  8/15/2035 71,272
GFL Environmental, Inc.
230,000 4.000%,  8/1/2028
a
223,083
Herc Holdings, Inc.
76,000 5.500%,  7/15/2027
a
76,007
194,000 6.625%,  6/15/2029
a
199,044
121,000 7.000%,  6/15/2030
a
126,367
87,000 7.250%,  6/15/2033
a
91,159
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 258,041
Howmet Aerospace, Inc.
205,000 6.750%,  1/15/2028 215,931
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 191,538
Ingersoll Rand, Inc.
226,000 5.176%,  6/15/2029 232,003
68,000 5.700%,  8/14/2033 71,209
JBT Marel Corporation,
Convertible
278,000 0.250%,  5/15/2026 275,804
John Deere Capital Corporation
144,000 3.900%,  6/7/2032 138,693
67,000 5.150%,  9/8/2033 69,243
L3Harris Technologies, Inc.
144,000 5.400%,  1/15/2027 146,386

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Capital Goods  1.9% - continued
Lockheed Martin Corporation
$ 187,000 5.200%,  2/15/2064 $ 172,649
Martin Marietta Materials, Inc.
111,000 5.150%,  12/1/2034 111,515
Mirion Technologies, Inc.,
Convertible
426,000 0.250%,  6/1/2030
a
490,113
MKS, Inc., Convertible
837,000 1.250%,  6/1/2030 824,863
Mueller Water Products, Inc.
249,000 4.000%,  6/15/2029
a
239,050
Nesco Holdings II, Inc.
284,000 5.500%,  4/15/2029
a
276,698
New Enterprise Stone and Lime
Company, Inc.
359,000 5.250%,  7/15/2028
a
359,952
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 256,229
63,000 4.700%,  3/15/2033 62,807
OI European Group BV
251,000 4.750%,  2/15/2030
a
241,448
Owens-Brockway Glass Container,
Inc.
216,000 6.625%,  5/13/2027
a
216,099
Patrick Industries, Inc., Convertible
176,000 1.750%,  12/1/2028 260,832
Quikrete Holdings, Inc.
377,000 6.375%,  3/1/2032
a
387,677
QXO Building Products, Inc.
145,000 6.750%,  4/30/2032
a
149,379
Republic Services, Inc.
131,000 5.000%,  12/15/2033 133,618
Resideo Funding, Inc.
246,000 6.500%,  7/15/2032
a
252,025
Reworld Holding Corporation
111,000 4.875%,  12/1/2029
a
105,599
Roller Bearing Company of
America, Inc.
192,000 4.375%,  10/15/2029
a
185,923
RTX Corporation
575,000 4.500%,  6/1/2042 508,946
Sealed Air Corporation/Sealed Air
Corporation (US)
188,000 6.125%,  2/1/2028
a
190,756
Siemens Funding BV
348,000 5.800%,  5/28/2055
a
358,341
249,000 4.900%,  5/28/2032
a
252,589
Smyrna Ready Mix Concrete, LLC
343,000 8.875%,  11/15/2031
a
359,621
Spirit AeroSystems , Inc.
443,000 4.600%,  6/15/2028 435,465
60,000 9.750%,  11/15/2030
a
66,171
SRM Escrow Issuer, LLC
85,000 6.000%,  11/1/2028
a
84,793
Standard Industries, Inc./NY
118,000 4.750%,  1/15/2028
a
116,689
118,000 3.375%,  1/15/2031
a
105,822
Textron, Inc.
196,000 3.650%,  3/15/2027 193,480
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 153,229
Principal
Amount Long-Term Fixed Income  68.0% Value
Capital Goods  1.9% - continued
TransDigm , Inc.
$ 75,000 6.750%,  8/15/2028
a
$ 76,585
416,000 7.125%,  12/1/2031
a
435,851
347,000 6.625%,  3/1/2032
a
359,281
143,000 6.000%,  1/15/2033
a
143,777
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 295,826
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 63,911
Waste Pro USA, Inc.
219,000 7.000%,  2/1/2033
a
227,348
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
127,575
87,000 6.625%,  3/15/2032
a
90,408
Total 18,758,045
Collateralized Mortgage Obligations  6.6%
A&D Mortgage Trust
305,533
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
309,535
ACRA Trust
651,943
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
653,719
Alternative Loan Trust
524,923
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 267,218
Banc of America Alternative Loan
Trust
479,788
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 430,733
Banc of America Mortgage
Securities Trust
258,453
6.335%,  9/25/2035, Ser.
2005-H, Class 3A1
b
245,371
Bear Stearns ARM Trust
71,378
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
67,575
CAFL Issuer, LLC
1,137,702
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
1,136,900
CHNGE Mortgage Trust
1,126,957
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,096,423
949,305
6.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
950,772
745,423
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
748,173
663,952
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
661,480
540,356
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
544,867
672,849
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
675,199
CIM Trust
1,180,361
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
1,186,214
Citigroup Mortgage Loan Trust,
Inc.
80,790
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 79,861

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Collateralized Mortgage Obligations  6.6% -
continued
$ 790,475
5.266%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 712,422
COLT Mortgage Loan Trust
1,051,653
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
1,059,241
Countrywide Alternative Loan Trust
395,151
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 326,334
217,465
4.138%,  10/25/2035, Ser.
2005-43, Class 4A1
b
186,206
139,369
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 111,226
CSMC Trust
598,246
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
598,569
514,104
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
450,648
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
626,585
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 546,357
279,954
4.210%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
247,899
Federal Home Loan Mortgage
Corporation - REMIC
2,337,152
4.000%,  1/25/2051, Ser.
5249, Class LA 2,304,779
1,394,397
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 1,131,112
5,735,338
1.500%,  12/25/2050, Ser.
5107, Class IO
g
557,291
226,819
3.000%,  5/15/2027, Ser.
4046, Class GI
g
3,327
332,300
3.000%,  7/15/2027, Ser.
4084, Class NI
g
6,784
411,701
3.000%,  7/15/2027, Ser.
4074, Class IO
g
8,443
172,358
2.500%,  2/15/2028, Ser.
4162, Class AI
g
3,196
370,300
2.500%,  2/15/2028, Ser.
4161, Class UI
g
7,495
631,287
2.500%,  3/15/2028, Ser.
4177, Class EI
g
14,099
976,811
3.500%,  10/15/2032, Ser.
4119, Class KI
g
75,573
640,954
3.000%,  2/15/2033, Ser.
4170, Class IG
g
42,006
761,930
3.000%,  4/15/2033, Ser.
4203, Class DI
g
29,778
Federal Home Loan Mortgage
Corporation STRIPS
1,262,599
3.500%,  8/15/2035, Ser.
345, Class C8
g
117,321
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,424,213
1,253,476
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,250,053
506,116
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
8,940
291,924
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
4,723
Principal
Amount Long-Term Fixed Income  68.0% Value
Collateralized Mortgage Obligations  6.6% -
continued
$ 241,774
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
$ 1,627
333,012
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
6,395
996,150
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
20,263
685,093
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
12,990
239,913
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
4,539
615,249
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
10,718
149,522
2.500%,  2/25/2028, Ser.
2013-46, Class CI
g
1,388
250,227
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
5,652
156,585
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
3,799
37,622
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
22
889,192
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
64,042
First Horizon Alternative Mortgage
Securities Trust
138,981
6.023%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
135,584
125,395
5.400%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
118,215
Flagstar Mortgage Trust
441,365
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
397,240
GCAT Trust
1,125,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,098,584
1,008,919
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
950,267
296,825
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
299,074
GMAC Mortgage Corporation
Loan Trust
253,283
3.976%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
224,434
Government National Mortgage
Association
32,947
4.000%,  1/16/2027, Ser.
2012-3, Class IO
g
259
GS Mortgage-Backed Securities
Trust
865,747
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
867,447
Home RE, Ltd.
1,550,000
8.905%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,592,950
89,132
7.805%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
89,253
IndyMac IMJA Mortgage Loan
Trust
951,306
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 373,094

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Collateralized Mortgage Obligations  6.6% -
continued
J.P. Morgan Mortgage Trust
$ 677,731
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
$ 585,565
910,564
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
904,629
67,148
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 69,992
328,010
5.308%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
228,831
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
907,489
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
758,598
Merrill Lynch Alternative Note
Asset Trust
891,554
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 294,163
MFA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,505,004
MortgageIT Securities Corporation
Mortgage Loan Trust
1,562,902
4.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,366,198
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
1,005,683
1,150,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
1,162,323
PMT Loan Trust
1,301,490
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,312,964
1,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,291,555
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,004,380
PRET, LLC
800,000
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,c,d
800,055
350,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
348,830
PRKCM Trust
1,016,502
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
1,020,040
1,011,928
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
1,030,003
PRPM Trust
1,124,000
6.271%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,118,369
1,475,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,499,257
PRPM, LLC
1,054,960
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
1,034,293
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
933,677
749,853
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
750,337
463,814
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
464,898
Principal
Amount Long-Term Fixed Income  68.0% Value
Collateralized Mortgage Obligations  6.6% -
continued
$ 750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
$ 754,083
1,458,945
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
1,457,300
RCO IX Mortgage, LLC
1,023,165
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
1,027,567
Residential Accredit Loans, Inc.
Trust
370,726
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 328,529
263,659
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 209,691
501,482
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 425,954
Residential Asset Securitization
Trust
410,039
4.748%,  1/25/2034, Ser.
2004-IP1, Class A1
b
390,713
Residential Funding Mortgage
Security I Trust
354,424
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 286,191
Roc Mortgage Trust
64,900
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
64,678
1,250,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
1,249,333
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
2,009,720
Sequoia Mortgage Trust
381,371
3.579%,  9/20/2046, Ser.
2007-1, Class 4A1
b
251,147
Structured Adjustable Rate
Mortgage Loan Trust
169,043
4.972%,  7/25/2035, Ser.
2005-15, Class 4A1
b
148,243
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
1,504,648
Triangle Re, Ltd.
1,137,316
7.705%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
1,149,873
Verus Securitization Trust
1,771,072
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
1,780,991
1,000,281
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
898,513
992,809
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
992,920
Vontive Mortgage Trust
1,375,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
1,388,755
WaMu Mortgage Pass-Through
Certificates
121,863
6.491%,  5/25/2033, Ser.
2003-AR4, Class A7
b
121,337

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Collateralized Mortgage Obligations  6.6% -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 295,300
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 256,799
Total 64,654,029
Commercial Mortgage-Backed Securities  1.1%
AMSR Trust
1,850,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
1,735,055
BANK 2018-BNK12
1,000,000
4.474%,  5/15/2061, Ser.
2018-BN12, Class AS
b
982,723
BANK 2025-BNK49
7,493,581
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
362,584
BBCMS Mortgage Trust
5,963,159
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
392,739
FirstKey Homes Trust
1,400,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
1,380,663
HTAP Issuer Trust
1,416,235
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,397,582
Progress Residential Trust
2,350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
2,291,153
Silver Hill Trust
90,019
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
88,600
Velocity Commercial Capital Loan
Trust
580,760
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
587,714
489,856
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
497,804
865,969
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
885,764
Total 10,602,381
Communications Services  2.1%
AMC Networks, Inc.
169,000 10.250%,  1/15/2029
a
175,205
American Tower Corporation
125,000 1.450%,  9/15/2026 120,748
191,000 5.500%,  3/15/2028 196,308
136,000 5.800%,  11/15/2028 141,885
196,000 3.800%,  8/15/2029 190,564
191,000 5.000%,  1/31/2030 194,702
324,000 4.900%,  3/15/2030 328,593
AppLovin Corporation
225,000 5.500%,  12/1/2034 228,441
AT&T, Inc.
224,000 5.700%,  3/1/2057 215,784
258,000 6.050%,  8/15/2056 263,293
688,000 3.550%,  9/15/2055 464,227
136,000 5.400%,  2/15/2034 139,879
Principal
Amount Long-Term Fixed Income  68.0% Value
Communications Services  2.1% - continued
Bell Telephone Company of
Canada
$ 165,000 7.000%,  9/15/2055
b
$ 167,359
134,000 5.100%,  5/11/2033 134,110
Cable One, Inc., Convertible
289,000 Zero Coupon,  3/15/2026 273,423
CCO Holdings, LLC/CCO Holdings
Capital Corporation
284,000 5.125%,  5/1/2027
a
283,086
42,000 5.000%,  2/1/2028
a
41,613
16,000 4.750%,  3/1/2030
a
15,501
695,000 4.500%,  8/15/2030
a
662,599
291,000 4.250%,  2/1/2031
a
271,844
204,000 4.750%,  2/1/2032
a
193,499
360,000 4.250%,  1/15/2034
a,f
320,467
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
196,000 5.050%,  3/30/2029 197,868
199,000 6.550%,  6/1/2034 212,325
Clear Channel Outdoor Holdings,
Inc.
198,000 5.125%,  8/15/2027
a
195,748
Comcast Corporation
243,000 6.050%,  5/15/2055 248,128
408,000 5.650%,  6/1/2054 396,479
326,000 3.400%,  4/1/2030 312,586
Crown Castle, Inc.
218,000 2.900%,  3/15/2027 212,080
83,000 4.900%,  9/1/2029 83,747
Deluxe Corporation
144,000 8.125%,  9/15/2029
a
148,618
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 434,455
DIRECTV Financing, LLC
49,000 8.875%,  2/1/2030
a
48,049
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
642,000 5.875%,  8/15/2027
a
639,905
162,000 10.000%,  2/15/2031
a
157,273
FiberCop SPA
262,000 6.000%,  9/30/2034
a
245,190
Frontier Communications
Holdings, LLC
223,000 5.875%,  10/15/2027
a
223,085
Gray Media, Inc.
78,000 10.500%,  7/15/2029
a,f
83,793
Iliad Holding SASU
131,000 8.500%,  4/15/2031
a
140,121
160,000 7.000%,  4/15/2032
a
163,933
LCPR Senior Secured Financing
DAC
188,000 6.750%,  10/15/2027
a
126,635
Level 3 Financing, Inc.
51,000 3.625%,  1/15/2029
a,f
43,605
95,000 4.875%,  6/15/2029
a,f
88,706
106,884 11.000%,  11/15/2029
a
122,605
212,000 6.875%,  6/30/2033
a
215,715
McGraw-Hill Education, Inc.
355,000 5.750%,  8/1/2028
a
357,139

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Communications Services  2.1% - continued
Meta Platforms, Inc.
$ 267,000 5.550%,  8/15/2064 $ 260,922
Nexstar Media, Inc.
145,000 5.625%,  7/15/2027
a
144,661
155,000 4.750%,  11/1/2028
a,f
150,979
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
137,000 4.625%,  3/15/2030
a,f
130,850
Paramount Global
320,000 6.375%,  3/30/2062
b
314,411
Playtika Holding Corporation
131,000 4.250%,  3/15/2029
a
118,884
Rogers Communications, Inc.
250,000 5.250%,  3/15/2082
a,b
247,839
75,000 7.000%,  4/15/2055
b
76,677
278,000 7.125%,  4/15/2055
b
281,782
204,000 5.000%,  2/15/2029 206,890
Sinclair Television Group, Inc.
50,000 8.125%,  2/15/2033
a
50,511
Sirius XM Radio, LLC
300,000 5.000%,  8/1/2027
a
297,430
99,000 3.875%,  9/1/2031
a
88,003
Snap, Inc., Convertible
115,000 0.750%,  8/1/2026 109,828
432,000 0.500%,  5/1/2030
f
366,336
SoftBank Corporation
250,000 5.332%,  7/9/2035
*,c
250,000
Sprint Capital Corporation
424,000 6.875%,  11/15/2028 455,180
208,000 8.750%,  3/15/2032 252,323
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 142,171
TEGNA, Inc.
246,000 4.625%,  3/15/2028 239,073
Telecom Italia Capital SA
45,000 6.000%,  9/30/2034 45,078
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
395,794
TELUS Corporation
173,000 6.625%,  10/15/2055
b
174,034
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 129,880
260,000 5.250%,  6/15/2055 237,446
275,000 3.375%,  4/15/2029 264,591
108,000 5.125%,  5/15/2032 110,138
Uniti Group, Inc., Convertible
197,000 7.500%,  12/1/2027
a
217,291
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
375,000 4.750%,  4/15/2028
a
367,532
117,000 6.500%,  2/15/2029
a
113,084
Univision Communications, Inc.
48,000 8.000%,  8/15/2028
a
48,709
233,000 4.500%,  5/1/2029
a
211,844
177,000 7.375%,  6/30/2030
a
173,944
98,000 8.500%,  7/31/2031
a
98,109
Verizon Communications, Inc.
160,000 5.500%,  2/23/2054 154,627
Principal
Amount Long-Term Fixed Income  68.0% Value
Communications Services  2.1% - continued
$ 311,000 2.355%,  3/15/2032 $ 268,081
242,000 4.780%,  2/15/2035 235,756
206,000 5.250%,  4/2/2035 207,716
186,000 5.401%,  7/2/2037
a
187,121
Viasat , Inc.
103,000 5.625%,  4/15/2027
a
102,596
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
137,078
Virgin Media Secured Finance plc
315,000 5.500%,  5/15/2029
a
309,829
Virgin Media Vendor Financing
Notes IV DAC
120,000 5.000%,  7/15/2028
a
117,478
VMED O2 UK Financing I plc
124,000 7.750%,  4/15/2032
a
128,854
Vodafone Group plc
176,000 5.125%,  6/4/2081
b
133,156
129,000 5.875%,  6/28/2064 124,022
410,000 7.000%,  4/4/2079
b
427,771
VZ Secured Financing BV
203,000 5.000%,  1/15/2032
a
180,591
Warnermedia Holdings, Inc.
329,000 4.054%,  3/15/2029 305,634
164,000 4.279%,  3/15/2032 137,965
182,000 5.050%,  3/15/2042 122,623
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
135,000 8.250%,  10/1/2031
a
141,384
Zegona Finance plc
129,000 8.625%,  7/15/2029
a
137,708
Ziggo BV
131,000 4.875%,  1/15/2030
a
122,357
Total 20,575,489
Consumer Cyclical  2.9%
1011778 B.C., ULC/New Red
Finance, Inc.
171,000 4.375%,  1/15/2028
a
167,691
145,000 5.625%,  9/15/2029
a
147,048
Adient Global Holdings, Ltd.
68,000 8.250%,  4/15/2031
a
71,451
100,000 7.500%,  2/15/2033
a
102,260
ADT Security Corporation
187,000 4.875%,  7/15/2032
a
179,386
Alimentation Couche-Tard, Inc.
225,000 5.617%,  2/12/2054
a,f
213,207
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
260,000 4.625%,  6/1/2028
a
252,132
197,000 4.625%,  6/1/2028
a
191,222
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
71,491
American Axle & Manufacturing,
Inc.
345,000 5.000%,  10/1/2029
f
315,719
American Honda Finance
Corporation
209,000 4.900%,  1/10/2034 206,811

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Cyclical  2.9% - continued
Asbury Automotive Group, Inc.
$ 209,000 5.000%,  2/15/2032
a
$ 198,857
Ashton Woods USA, LLC/Ashton
Woods Finance Company
240,000 4.625%,  8/1/2029
a
229,200
67,000 4.625%,  4/1/2030
a
63,713
Aston Martin Capital Holdings, Ltd.
176,000 10.000%,  3/31/2029
a
166,652
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
117,000 9.500%,  7/1/2032
a,c
119,688
Beach Acquisition Bidco , LLC
210,000 10.000%,  7/15/2033
a,c
217,668
Belron UK Finance plc
133,000 5.750%,  10/15/2029
a
134,110
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 114,836
Boyd Gaming Corporation
152,000 4.750%,  6/15/2031
a
145,684
Boyne USA, Inc.
197,000 4.750%,  5/15/2029
a
191,158
Brinker International, Inc.
90,000 8.250%,  7/15/2030
a
95,921
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
201,000 4.875%,  2/15/2030
a
179,411
Burlington Stores, Inc., Convertible
180,000 1.250%,  12/15/2027 232,110
Caesars Entertainment, Inc.
443,000 4.625%,  10/15/2029
a,f
422,859
148,000 6.500%,  2/15/2032
a
151,865
111,000 6.000%,  10/15/2032
a,f
108,859
Carnival Corporation
173,000 5.750%,  3/1/2027
a
174,428
64,000 6.125%,  2/15/2033
a
65,482
Carnival Corporation, Convertible
410,000 5.750%,  12/1/2027 901,795
Carvana Company
39,533
9.000%,PIK 0.000%,
12/1/2028
a,h
40,548
107,000 9.000%,  6/1/2031
a
126,751
Churchill Downs, Inc.
125,000 4.750%,  1/15/2028
a
123,389
179,000 6.750%,  5/1/2031
a
183,980
Clarios Global, LP/ Clarios US
Finance Company, Inc.
80,000 6.750%,  5/15/2028
a
82,116
Cracker Barrel Old Country Store,
Inc., Convertible
60,000 0.625%,  6/15/2026 57,150
72,000 1.750%,  9/15/2030
a
76,230
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
60,512
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
154,008
Dana, Inc.
179,000 4.500%,  2/15/2032
f
174,974
Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Cyclical  2.9% - continued
DraftKings Holdings, Inc.,
Convertible
$ 735,000 Zero Coupon,  3/15/2028 $ 657,458
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
66,232
Expedia Group, Inc.
303,000 5.400%,  2/15/2035 305,089
Expedia Group, Inc., Convertible
252,000 Zero Coupon,  2/15/2026 244,944
EZCORP, Inc., Convertible
137,000 3.750%,  12/15/2029
a
198,479
Ford Motor Company, Convertible
516,000 Zero Coupon,  3/15/2026 509,808
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 226,712
250,000 2.900%,  2/10/2029 227,318
225,000 7.122%,  11/7/2033 233,513
Forestar Group, Inc.
75,000 6.500%,  3/15/2033
a
75,569
FORVIA SE
200,000 8.000%,  6/15/2030
a,f
204,917
Gap, Inc.
86,000 3.625%,  10/1/2029
a
79,874
34,000 3.875%,  10/1/2031
a
30,390
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
174,910
General Motors Company
191,000 5.350%,  4/15/2028 193,904
General Motors Financial
Company, Inc.
220,000 5.800%,  6/23/2028 226,591
159,000 5.800%,  1/7/2029 163,763
300,000 4.900%,  10/6/2029 299,485
220,000 5.700%,  9/30/2030
b,i
217,920
97,000 5.750%,  2/8/2031 99,670
95,000 5.625%,  4/4/2032 96,122
260,000 5.950%,  4/4/2034 263,697
Genting New York, LLC/GENNY
Capital, Inc.
54,000 7.250%,  10/1/2029
a
56,026
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
48,000 11.500%,  8/15/2029
a
46,966
81,000 8.750%,  1/15/2032
a
69,052
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
113,393
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027 118,408
101,000 5.000%,  7/15/2029
f
98,718
Group 1 Automotive, Inc.
60,000 6.375%,  1/15/2030
a
61,612
Harley-Davidson Financial
Services, Inc.
209,000 5.950%,  6/11/2029
a
212,601
Hilton Domestic Operating
Company, Inc.
216,000 4.875%,  1/15/2030 215,029
60,000 4.000%,  5/1/2031
a
56,413
341,000 3.625%,  2/15/2032
a
308,897

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Cyclical  2.9% - continued
Home Depot, Inc.
$ 129,000 5.300%,  6/25/2054 $ 123,845
129,000 5.400%,  6/25/2064 123,850
214,000 3.250%,  4/15/2032 197,823
Hyundai Capital America
196,000 3.000%,  2/10/2027
a
191,214
136,000 6.500%,  1/16/2029
a
143,336
International Game Technology plc
297,000 5.250%,  1/15/2029
a
294,337
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
219,450
K Hovnanian Enterprises, Inc.
44,000 11.750%,  9/30/2029
a
47,699
KB Home
360,000 4.800%,  11/15/2029 350,592
27,000 4.000%,  6/15/2031 25,064
L Brands, Inc.
409,000 6.625%,  10/1/2030
a
421,535
130,000 6.875%,  11/1/2035 134,827
Las Vegas Sands Corporation
140,000 5.900%,  6/1/2027 143,033
LCI Industries, Convertible
299,000 3.000%,  3/1/2030
a
298,626
Lennar Corporation
230,000 5.200%,  7/30/2030 234,325
Life Time, Inc.
145,000 6.000%,  11/15/2031
a
147,313
Light & Wonder International, Inc.
88,000 7.250%,  11/15/2029
a
90,663
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
131,554
Live Nation Entertainment, Inc.,
Convertible
318,000 3.125%,  1/15/2029 488,448
355,000 2.875%,  1/15/2030
a
386,063
Macy's Retail Holdings, LLC
104,000 5.875%,  4/1/2029
a,f
102,933
120,000 6.125%,  3/15/2032
a,f
114,405
Marriott International, Inc./MD
124,000 4.900%,  4/15/2029 126,207
138,000 5.100%,  4/15/2032 139,555
Marriott Vacations Worldwide
Corporation, Convertible
192,000 Zero Coupon,  1/15/2026 185,468
330,000 3.250%,  12/15/2027 307,230
Match Group Holdings II, LLC
101,000 4.125%,  8/1/2030
a
94,454
Mattamy Group Corporation
178,000 5.250%,  12/15/2027
a
177,144
McDonald's Corporation
19,000 4.950%,  8/14/2033 19,354
Melco Resorts Finance, Ltd.
333,000 5.375%,  12/4/2029
a
311,159
190,000 7.625%,  4/17/2032
a
191,903
Meritage Homes Corporation
227,000 5.650%,  3/15/2035 227,645
Meritage Homes Corporation,
Convertible
190,000 1.750%,  5/15/2028 183,963
MGM Resorts International
133,000 6.125%,  9/15/2029 135,280
Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Cyclical  2.9% - continued
Michaels Companies, Inc.
$ 66,000 5.250%,  5/1/2028
a
$ 52,767
NCL Corporation, Ltd.
23,000 5.875%,  3/15/2026
a
23,029
264,000 5.875%,  2/15/2027
a
265,119
255,000 6.750%,  2/1/2032
a
260,515
New Home Company, Inc.
95,000 8.500%,  11/1/2030
a
96,754
Nissan Motor Company, Ltd.
147,000 4.810%,  9/17/2030
a
134,861
PENN Entertainment, Inc.
148,000 4.125%,  7/1/2029
a,f
137,138
Phinia , Inc.
135,000 6.625%,  10/15/2032
a
137,104
Rakuten Group, Inc.
210,000 9.750%,  4/15/2029
a
230,030
245,000 8.125%,  12/15/2029
a,b,i
239,689
Raven Acquisition Holdings, LLC
103,000 6.875%,  11/15/2031
a
103,004
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
98,000 4.625%,  4/16/2029
a
86,812
S&S Holdings, LLC
93,000 8.375%,  10/1/2031
a
90,888
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
48,000 6.625%,  3/1/2030
a
46,256
SeaWorld Parks and
Entertainment, Inc.
289,000 5.250%,  8/15/2029
a,f
282,465
Service Corporation International/
US
120,000 3.375%,  8/15/2030 110,295
Six Flags Entertainment
Corporation
66,000 7.000%,  7/1/2025
a,f
66,000
59,000 7.250%,  5/15/2031
a,f
60,633
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
60,000 5.375%,  4/15/2027 59,935
165,000 5.250%,  7/15/2029 161,584
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
60,000 6.625%,  5/1/2032
a
61,886
Sonic Automotive, Inc.
148,000 4.875%,  11/15/2031
a
140,670
Staples, Inc.
105,000 10.750%,  9/1/2029
a
99,375
Station Casinos, LLC
124,000 4.625%,  12/1/2031
a
116,155
Stellantis Finance US, Inc.
228,000 5.750%,  3/18/2030
a
230,040
Tenneco, Inc.
212,000 8.000%,  11/17/2028
a
209,646
Toyota Motor Credit Corporation
249,000 4.800%,  5/15/2030 252,972
136,000 5.550%,  11/20/2030 143,162
129,000 4.800%,  1/5/2034 128,949

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Cyclical  2.9% - continued
Tractor Supply Company
$ 136,000 5.250%,  5/15/2033 $ 138,826
Uber Technologies, Inc.
187,000 5.350%,  9/15/2054 174,426
235,000 4.800%,  9/15/2034 230,826
Uber Technologies, Inc.,
Convertible
212,000 Zero Coupon,  12/15/2025 253,764
188,000 Zero Coupon,  5/15/2028
a
199,186
294,000 0.875%,  12/1/2028 419,391
Vail Resorts, Inc.
66,000 5.625%,  7/15/2030
a
66,000
Vail Resorts, Inc., Convertible
241,000 Zero Coupon,  1/1/2026 234,373
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
492,723
Victoria's Secret & Company
296,000 4.625%,  7/15/2029
a,f
276,219
Victra Holdings, LLC/ Victra
Finance Corporation
88,000 8.750%,  9/15/2029
a,f
92,196
Viking Cruises, Ltd.
364,000 5.875%,  9/15/2027
a
364,203
Walgreens Boots Alliance, Inc.
159,000 3.200%,  4/15/2030 151,856
Wayfair, LLC
64,000 7.250%,  10/31/2029
a
64,029
112,000 7.750%,  9/15/2030
a
112,695
Wyndham Hotels & Resorts, Inc.
207,000 4.375%,  8/15/2028
a
202,501
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a,f
308,207
Yum! Brands, Inc.
287,000 4.750%,  1/15/2030
a
284,295
ZF North America Capital, Inc.
242,000 7.125%,  4/14/2030
a
236,614
103,000 6.750%,  4/23/2030
a
98,912
Total 28,005,124
Consumer Non-Cyclical  3.0%
1261229 B.C., Ltd.
180,000 10.000%,  4/15/2032
a
181,579
AbbVie, Inc.
340,000 5.500%,  3/15/2064 329,699
450,000 4.500%,  5/14/2035 434,769
204,000 5.350%,  3/15/2044 199,956
Acadia Healthcare Company, Inc.
119,000 7.375%,  3/15/2033
a
122,598
AdaptHealth , LLC
388,000 4.625%,  8/1/2029
a,f
365,745
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
100,000 4.625%,  1/15/2027
a
99,371
407,000 3.500%,  3/15/2029
a
385,584
Altria Group, Inc.
132,000 6.200%,  11/1/2028 139,337
Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Non-Cyclical  3.0% - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 412,000 5.000%,  6/15/2034 $ 420,568
AstraZeneca Finance, LLC
202,000 5.000%,  2/26/2034 205,927
B&G Foods, Inc.
96,000 8.000%,  9/15/2028
a
92,428
BAT Capital Corporation
264,000 6.250%,  8/15/2055 267,385
172,000 6.343%,  8/2/2030 185,344
140,000 7.750%,  10/19/2032 161,813
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
77,237
Becton, Dickinson and Company
134,000 4.693%,  2/13/2028 135,309
196,000 2.823%,  5/20/2030 181,441
BellRing Brands, Inc.
77,000 7.000%,  3/15/2030
a
80,184
BioMarin Pharmaceutical, Inc.,
Convertible
333,000 1.250%,  5/15/2027 313,452
Bio-Rad Laboratories, Inc.
220,000 3.300%,  3/15/2027 215,761
Bristol-Myers Squibb Company
272,000 5.550%,  2/22/2054 265,360
135,000 5.750%,  2/1/2031 143,822
67,000 5.900%,  11/15/2033 71,827
Bunge, Ltd. Finance Corporation
75,000 4.650%,  9/17/2034 72,770
Campbell's Company
442,000 5.400%,  3/21/2034 448,888
Cargill, Inc.
289,000 2.125%,  11/10/2031
a
251,356
452,000 5.125%,  2/11/2035
a
455,244
Cencora , Inc.
177,000 5.150%,  2/15/2035 178,502
Central Garden & Pet Company
133,000 4.125%,  10/15/2030
f
125,551
Champ Acquisition Corporation
165,000 8.375%,  12/1/2031
a
175,333
Chefs' Warehouse, Inc.,
Convertible
316,000 2.375%,  12/15/2028 491,696
CHS/Community Health Systems,
Inc.
298,000 5.625%,  3/15/2027
a
293,524
95,000 6.875%,  4/15/2029
a
75,748
174,000 4.750%,  2/15/2031
a
148,750
169,000 10.875%,  1/15/2032
a
179,118
Cigna Group
136,000 5.600%,  2/15/2054 130,477
181,000 2.400%,  3/15/2030 165,166
Coca-Cola Company
136,000 5.300%,  5/13/2054 132,326
Concentra Health Services, Inc.
105,000 6.875%,  7/15/2032
a
108,713
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 140,417
261,000 3.150%,  8/1/2029 247,939
87,000 4.900%,  5/1/2033
f
86,203

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Non-Cyclical  3.0% - continued
CVS Health Corporation
$ 272,000 6.050%,  6/1/2054 $ 266,571
266,000 6.750%,  12/10/2054
b
266,579
120,000 5.000%,  2/20/2026 120,157
102,000 4.300%,  3/25/2028 101,581
408,000 4.780%,  3/25/2038 374,433
435,000 6.000%,  6/1/2044 429,954
DaVita, Inc.
113,000 3.750%,  2/15/2031
a
102,774
172,000 6.875%,  9/1/2032
a
178,223
95,000 6.750%,  7/15/2033
a
98,097
Diageo Capital plc
148,000 2.000%,  4/29/2030 133,132
Edgewell Personal Care Company
137,000 5.500%,  6/1/2028
a
136,307
Eli Lilly & Company
272,000 5.000%,  2/9/2054 254,184
107,000 5.500%,  2/12/2055 107,667
265,000 4.700%,  2/27/2033 267,085
Embecta Corporation
120,000 5.000%,  2/15/2030
a,f
108,431
134,000 6.750%,  2/15/2030
a,f
128,640
Encompass Health Corporation
155,000 4.500%,  2/1/2028 153,605
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a,f
127,027
Energizer Holdings, Inc.
243,000 4.375%,  3/31/2029
a
229,833
Envista Holdings Corporation,
Convertible
118,000 1.750%,  8/15/2028 109,371
Fortrea Holdings, Inc.
47,000 7.500%,  7/1/2030
a,f
42,543
GE HealthCare Technologies, Inc.
216,000 6.377%,  11/22/2052 232,722
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,072
Gilead Sciences, Inc.
131,000 5.250%,  10/15/2033 135,523
Grifols SA
45,000 4.750%,  10/15/2028
a
43,260
HCA, Inc.
125,000 5.950%,  9/15/2054 121,482
252,000 5.250%,  3/1/2030 258,349
245,000 5.750%,  3/1/2035 251,951
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
156,000 7.875%,  9/1/2025
a,f
156,048
HLF Financing SARL, LLC/
Herbalife International, Inc.
114,000 4.875%,  6/1/2029
a
95,857
Insulet Corporation
59,000 6.500%,  4/1/2033
a
61,513
Insulet Corporation, Convertible
248,000 0.375%,  9/1/2026 348,300
Integer Holdings Corporation,
Convertible
126,000 2.125%,  2/15/2028 188,559
523,000 1.875%,  3/15/2030
a
543,397
IQVIA, Inc.
190,000 6.250%,  6/1/2032
a
194,981
Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Non-Cyclical  3.0% - continued
Jazz Investments I, Ltd.,
Convertible
$ 355,000 2.000%,  6/15/2026 $ 358,372
391,000 3.125%,  9/15/2030
a
414,460
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
348,000 2.500%,  1/15/2027 338,506
165,000 3.625%,  1/15/2032 150,874
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
307,000 6.375%,  4/15/2066
a,c
309,263
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
225,000 5.950%,  4/20/2035
a
233,095
Johnson & Johnson
272,000 5.250%,  6/1/2054 269,831
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
119,000 9.000%,  2/15/2029
a
123,243
Kenvue , Inc.
267,000 4.850%,  5/22/2032 270,211
Keurig Dr Pepper, Inc.
160,000 3.200%,  5/1/2030 150,854
264,000 5.300%,  3/15/2034 270,216
Kraft Heinz Foods Company
134,000 6.750%,  3/15/2032 147,581
230,000 5.400%,  3/15/2035 233,032
Lamb Weston Holdings, Inc.
103,000 4.375%,  1/31/2032
a
96,459
LifePoint Health, Inc.
83,000 9.875%,  8/15/2030
a
89,782
151,000 11.000%,  10/15/2030
a
166,583
35,000 10.000%,  6/1/2032
a
36,108
L'Oreal SA
200,000 5.000%,  5/20/2035
a
203,360
Mars, Inc.
43,000 5.650%,  5/1/2045
a
43,104
Mattel, Inc.
430,000 3.375%,  4/1/2026
a
423,774
Medline Borrower, LP/Medline Co-
Issuer, Inc.
120,000 6.250%,  4/1/2029
a
123,274
Medtronic Global Holdings SCA
127,000 4.500%,  3/30/2033 125,710
Mozart Debt Merger Sub, Inc.
205,000 3.875%,  4/1/2029
a
196,644
271,000 5.250%,  10/1/2029
a
268,888
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
141,573
Newell Brands, Inc.
124,000 6.375%,  9/15/2027 125,665
123,000 6.625%,  9/15/2029 121,754
62,000 6.375%,  5/15/2030 60,315
Novartis Capital Corporation
318,000 4.700%,  9/18/2054 284,789
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
164,000 4.125%,  4/30/2028
a
157,731

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Non-Cyclical  3.0% - continued
$ 264,000 5.125%,  4/30/2031
a
$ 229,114
Owens & Minor, Inc.
95,000 6.625%,  4/1/2030
a,f
89,238
PepsiCo, Inc.
258,000 5.250%,  7/17/2054 250,059
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
172,601
133,000 6.125%,  9/15/2032
a
136,050
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 203,518
Philip Morris International, Inc.
10,000 4.875%,  2/15/2028 10,168
140,000 5.625%,  11/17/2029 147,005
136,000 5.125%,  2/13/2031 140,073
140,000 5.750%,  11/17/2032 148,008
204,000 5.250%,  2/13/2034 208,067
120,000 4.900%,  11/1/2034 119,429
Post Holdings, Inc.
179,000 4.625%,  4/15/2030
a
172,061
298,000 4.500%,  9/15/2031
a
276,606
Post Holdings, Inc., Convertible
632,000 2.500%,  8/15/2027 721,428
Prime Healthcare Services, Inc.
227,000 9.375%,  9/1/2029
a
225,298
Radiology Partners, Inc.
188,000 8.500%,  7/15/2032
a
188,438
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
196,883
200,000 2.076%,  12/13/2031
a
174,084
Royalty Pharma plc
296,000 1.200%,  9/2/2025 294,044
189,000 5.150%,  9/2/2029 192,867
Simmons Foods, Inc.
287,000 4.625%,  3/1/2029
a
270,978
Sotera Health Holdings, LLC
124,000 7.375%,  6/1/2031
a
129,015
Spectrum Brands, Inc.,
Convertible
370,000 3.375%,  6/1/2029 335,405
Star Parent, Inc.
129,000 9.000%,  10/1/2030
a
135,685
Stryker Corporation
188,000 5.200%,  2/10/2035 191,577
Sysco Corporation
131,000 5.950%,  4/1/2030 138,686
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054 194,482
291,000 5.000%,  11/26/2028 296,480
200,000 5.650%,  7/5/2044 199,078
Tenet Healthcare Corporation
495,000 5.125%,  11/1/2027 494,208
374,000 4.375%,  1/15/2030 362,032
US Acute Care Solutions, LLC
185,000 9.750%,  5/15/2029
a
190,816
Viterra Finance BV
275,000 3.200%,  4/21/2031
a
252,544
Whirlpool Corporation
166,000 6.500%,  6/15/2033 166,532
Principal
Amount Long-Term Fixed Income  68.0% Value
Consumer Non-Cyclical  3.0% - continued
Winnebago Industries, Inc.,
Convertible
$ 366,000 3.250%,  1/15/2030 $ 314,760
Wyeth, LLC
326,000 6.500%,  2/1/2034 363,438
Zoetis, Inc.
202,000 5.600%,  11/16/2032 213,273
Total 29,884,504
Energy  2.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
254,000 5.375%,  6/15/2029
a
252,091
APA Corporation
201,000 4.375%,  10/15/2028
a
193,327
Archrock Partners, LP/ Archrock
Partners Finance Corporation
141,000 6.250%,  4/1/2028
a
141,467
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
121,000 5.875%,  6/30/2029
a
121,206
95,000 6.625%,  7/15/2033
a
96,377
Baytex Energy Corporation
143,000 8.500%,  4/30/2030
a
143,087
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
193,000 7.000%,  7/15/2029
a
201,426
BP Capital Markets America, Inc.
187,000 4.812%,  2/13/2033 186,750
200,000 5.227%,  11/17/2034 203,490
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,i
239,492
274,000 6.450%,  12/1/2033
b,i
280,099
Buckeye Partners, LP
170,000 4.500%,  3/1/2028
a
167,435
134,000 6.875%,  7/1/2029
a
138,827
California Resources Corporation
145,000 8.250%,  6/15/2029
a
148,839
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 130,587
133,000 3.250%,  1/31/2032 119,226
208,000 5.950%,  6/30/2033 217,118
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034 120,853
Civitas Resources, Inc.
57,000 8.375%,  7/1/2028
a
58,363
214,000 8.750%,  7/1/2031
a,f
216,377
143,000 9.625%,  6/15/2033
a
146,601
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
155,624
CNX Resources Corporation,
Convertible
219,000 2.250%,  5/1/2026 575,313
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
144,743
271,000 6.042%,  8/15/2028
a
282,168
Comstock Resources, Inc.
133,000 6.750%,  3/1/2029
a
132,588
252,000 5.875%,  1/15/2030
a
244,772

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Energy  2.5% - continued
ConocoPhillips Company
$ 300,000 4.850%,  1/15/2032 $ 303,092
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
174,000 5.500%,  6/15/2031
a
171,894
Crescent Energy Finance, LLC
239,000 7.625%,  4/1/2032
a
233,360
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
269,000 8.625%,  3/15/2029
a
279,190
93,000 7.375%,  6/30/2033
a
92,567
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
102,041
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 298,888
Eastern Energy Gas Holdings, LLC
330,000 5.800%,  1/15/2035 343,404
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
267,493
263,000 7.625%,  1/15/2083
b
277,337
204,000 5.950%,  4/5/2054 201,897
66,000 5.700%,  3/8/2033 68,428
Enerflex , Ltd.
80,000 9.000%,  10/15/2027
a
82,493
Energy Transfer, LP
139,000 5.950%,  5/15/2054 132,230
457,000 8.000%,  5/15/2054
b
486,195
136,000 6.050%,  9/1/2054 130,706
290,000 6.500%,  11/15/2026
b,i
291,296
134,000 4.400%,  3/15/2027 133,987
83,000 7.125%,  5/15/2030
b,i
84,549
136,000 6.400%,  12/1/2030 146,560
Enterprise Products Operating,
LLC
195,000 5.550%,  2/16/2055 188,122
280,000
7.573%,  (TSFR3M +
3.248%), 8/16/2077
b
278,265
Excelerate Energy, LP
47,000 8.000%,  5/15/2030
a
49,545
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 204,924
165,000 7.875%,  5/15/2032 171,558
Harvest Midstream I, LP
301,000 7.500%,  9/1/2028
a
306,128
Hess Midstream Operations, LP
269,000 4.250%,  2/15/2030
a
258,636
Hilcorp Energy I, LP/ Hilcorp
Finance Company
258,000 5.750%,  2/1/2029
a
254,643
119,000 6.000%,  4/15/2030
a
115,685
104,000 6.250%,  4/15/2032
a
99,307
Howard Midstream Energy
Partners, LLC
338,000 7.375%,  7/15/2032
a
355,474
ITT Holdings, LLC
262,000 6.500%,  8/1/2029
a
249,149
Kinder Morgan, Inc.
256,000 5.950%,  8/1/2054 251,233
Kodiak Gas Services, LLC
150,000 7.250%,  2/15/2029
a
155,162
Principal
Amount Long-Term Fixed Income  68.0% Value
Energy  2.5% - continued
MEG Energy Corporation
$ 104,000 5.875%,  2/1/2029
a
$ 103,894
MPLX, LP
325,000 1.750%,  3/1/2026 318,722
65,000 5.000%,  3/1/2033 64,096
111,000 5.500%,  6/1/2034 111,451
Nabors Industries, Inc.
119,000 7.375%,  5/15/2027
a
117,512
190,000 9.125%,  1/31/2030
a
181,926
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
100,020
148,000 8.375%,  2/15/2032
a
148,444
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
122,187
Northern Oil and Gas, Inc.
144,000 8.750%,  6/15/2031
a
148,391
Northern Oil and Gas, Inc.,
Convertible
452,000 3.625%,  4/15/2029 471,210
Occidental Petroleum Corporation
93,000 5.000%,  8/1/2027 93,800
268,000 8.875%,  7/15/2030 306,241
ONEOK, Inc.
261,000 5.700%,  11/1/2054 240,914
134,000 5.650%,  11/1/2028 138,818
177,000 4.750%,  10/15/2031 175,244
Ovintiv , Inc.
211,000 7.200%,  11/1/2031 227,970
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 188,399
Permian Resources Operating,
LLC
94,000 6.250%,  2/1/2033
a
94,872
Permian Resources Operating,
LLC, Convertible
109,000 3.250%,  4/1/2028 262,744
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 172,846
Plains All American Pipeline, LP/
PAA Finance Corporation
317,000 4.650%,  10/15/2025 316,920
Prairie Acquiror , LP
199,000 9.000%,  8/1/2029
a
207,282
Precision Drilling Corporation
122,000 6.875%,  1/15/2029
a
120,521
Range Resources Corporation
217,000 4.750%,  2/15/2030
a
211,079
Rockies Express Pipeline, LLC
310,000 4.950%,  7/15/2029
a
304,326
Saturn Oil & Gas, Inc.
57,000 9.625%,  6/15/2029
a,f
56,649
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
80,975
SM Energy Company
185,000 6.500%,  7/15/2028 186,617
83,000 7.000%,  8/1/2032
a
81,788

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Energy  2.5% - continued
South Bow USA Infrastructure
Holdings, LLC
$ 75,000 5.584%,  10/1/2034
a
$ 74,209
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
119,000 5.875%,  3/1/2027 118,966
Sunoco, LP
358,000 7.000%,  5/1/2029
a
372,815
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 171,458
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
330,000 5.500%,  1/15/2028
a
328,062
180,000 7.375%,  2/15/2029
a
185,001
Talos Production, Inc.
54,000 9.000%,  2/1/2029
a
55,289
Targa Resources Corporation
170,000 6.125%,  5/15/2055 166,305
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 356,120
TGNR Intermediate Holdings, LLC
287,000 5.500%,  10/15/2029
a
278,127
Tidewater, Inc.
47,000 9.125%,  7/15/2030
a,c
48,356
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 392,624
TransCanada Trust
600,000 5.875%,  8/15/2076
b
600,946
Transocean, Inc.
257,600 8.750%,  2/15/2030
a
264,901
UGI Corporation, Convertible
169,000 5.000%,  6/1/2028 232,877
USA Compression Partners, LP/
USA Compression Finance
Corporation
209,000 7.125%,  3/15/2029
a
214,211
Valaris , Ltd.
268,000 8.375%,  4/30/2030
a
274,961
Var Energi ASA
200,000 5.875%,  5/22/2030
a
204,898
Venture Global Calcasieu Pass,
LLC
144,000 3.875%,  8/15/2029
a
135,753
220,000 4.125%,  8/15/2031
a
203,630
Venture Global LNG, Inc.
445,000 8.125%,  6/1/2028
a
459,927
181,000 9.000%,  9/30/2029
a,b,i
175,968
300,000 8.375%,  6/1/2031
a
311,591
198,000 9.875%,  2/1/2032
a
213,833
Venture Global Plaquemines LNG,
LLC
62,000 6.750%,  1/15/2036
a
62,000
97,000 7.750%,  5/1/2035
a
104,995
Vital Energy, Inc.
142,000 7.750%,  7/31/2029
a,f
125,405
95,000 7.875%,  4/15/2032
a,f
81,227
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 264,602
131,000 2.600%,  3/15/2031 117,365
Principal
Amount Long-Term Fixed Income  68.0% Value
Energy  2.5% - continued
$ 97,000 5.600%,  3/15/2035 $ 99,711
Total 24,175,675
Financials  8.0%
200 Park Funding Trust
156,000 5.740%,  2/15/2055
a
153,906
Acrisure , LLC/ Acrisure Finance,
Inc.
84,000 4.250%,  2/15/2029
a
80,617
118,000 7.500%,  11/6/2030
a
121,898
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
210,000 6.950%,  3/10/2055
b
218,230
200,000 6.500%,  7/15/2025 200,128
150,000 6.100%,  1/15/2027 153,329
207,000 5.750%,  6/6/2028 214,152
362,000 3.000%,  10/29/2028 344,868
281,000 5.375%,  12/15/2031 287,175
Agree, LP
137,000 5.625%,  6/15/2034 140,433
Air Lease Corporation
270,000 4.650%,  6/15/2026
b,i
268,444
162,000 3.125%,  12/1/2030 149,701
Aircastle , Ltd.
249,000 5.250%,  6/15/2026
a,b,i
246,460
163,000 2.850%,  1/26/2028
a
155,189
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
118,774
150,000 6.750%,  4/15/2028
a
152,491
168,000 7.000%,  1/15/2031
a
173,781
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,i
376,550
405,000 8.000%,  11/1/2031 461,141
188,000 6.700%,  2/14/2033
f
195,884
American Express Company
255,000 3.550%,  9/15/2026
b,i
249,045
10,000 6.338%,  10/30/2026
b
10,059
American Homes 4 Rent, LP
122,000 4.950%,  6/15/2030 123,245
American International Group, Inc.
271,000 5.125%,  3/27/2033 275,514
Americold Realty Operating
Partnership, LP
214,000 5.600%,  5/15/2032 215,048
Ameriprise Financial, Inc.
303,000 5.200%,  4/15/2035 305,229
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
100,904
117,000 4.875%,  6/30/2029
a
113,702
Aon North America, Inc.
272,000 5.750%,  3/1/2054 268,040
Apollo Debt Solutions BDC
214,000 6.700%,  7/29/2031 222,375
Ares Capital Corporation
340,000 2.150%,  7/15/2026 331,312
168,000 5.875%,  3/1/2029 171,302
Ares Strategic Income Fund
327,000 5.450%,  9/9/2028
a
327,160
187,000 5.600%,  2/15/2030 186,434

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
Arthur J. Gallagher & Company
$ 204,000 5.750%,  7/15/2054 $ 200,025
126,000 5.000%,  2/15/2032 127,699
Assurant, Inc.
193,000 6.100%,  2/27/2026 194,030
Aviation Capital Group, LLC
131,000 4.875%,  10/1/2025
a
130,933
Avolon Holdings Funding, Ltd.
278,000 5.750%,  3/1/2029
a
285,582
299,000 5.375%,  5/30/2030
a
304,580
Azorra Finance, Ltd.
258,000 7.750%,  4/15/2030
a
269,029
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
a
203,700
Banco Santander SA
110,000 4.750%,  11/12/2026
b,i
106,637
200,000 4.175%,  3/24/2028
b
198,831
200,000 6.921%,  8/8/2033 216,758
Bank of America Corporation
325,000 6.125%,  4/27/2027
b,i
330,252
278,000 4.376%,  4/27/2028
b
277,942
392,000 3.593%,  7/21/2028
b
385,983
230,000 5.819%,  9/15/2029
b
239,595
523,000 3.974%,  2/7/2030
b
514,793
323,000 5.162%,  1/24/2031
b
331,059
454,000 2.687%,  4/22/2032
b
407,431
204,000 2.572%,  10/20/2032
b
179,798
290,000 2.972%,  2/4/2033
b
259,691
207,000 5.468%,  1/23/2035
b
212,659
529,000 5.425%,  8/15/2035
b
528,844
141,000 3.846%,  3/8/2037
b
129,028
Bank of Montreal
140,000 3.088%,  1/10/2037
b
120,904
Bank of New York Mellon
Corporation
214,000 4.596%,  7/26/2030
b
216,348
134,000 6.474%,  10/25/2034
b
147,557
Barclays plc
243,000 6.125%,  12/15/2025
b,f,i
243,093
200,000 5.501%,  8/9/2028
b
203,983
193,000 4.972%,  5/16/2029
b
195,018
289,000 4.942%,  9/10/2030
b
291,155
200,000 6.224%,  5/9/2034
b
212,271
136,000 7.119%,  6/27/2034
b
148,566
Belrose Funding Trust II
240,000 6.792%,  5/15/2055
a
245,326
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 130,425
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 39,811
Blackstone Private Credit Fund
259,000 5.600%,  11/22/2029 260,789
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 212,641
Blue Owl Technology Finance
Corporation
68,000 4.750%,  12/15/2025
a
67,819
350,000 6.100%,  3/15/2028
a
351,896
68,000 6.750%,  4/4/2029 69,349
Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
BNP Paribas SA
$ 200,000 3.132%,  1/20/2033
a,b
$ 178,027
200,000 7.450%,  6/27/2035
a,b,i
201,200
BPCE SA
250,000 5.876%,  1/14/2031
a,b
259,322
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 247,833
Brookfield Finance, Inc.
181,000 5.813%,  3/3/2055 176,998
Brown & Brown, Inc.
91,000 6.250%,  6/23/2055 93,803
77,000 5.550%,  6/23/2035 78,520
Burford Capital Global Finance,
LLC
286,000 9.250%,  7/1/2031
a
301,003
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,f,i
136,598
217,000 3.273%,  3/1/2030
b
207,562
71,000 6.700%,  11/29/2032 77,526
Capital One NA
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
266,386
Capital Southwest Corporation,
Convertible
22,000 5.125%,  11/15/2029 21,629
Centene Corporation
544,000 3.000%,  10/15/2030 486,075
Charles Schwab Corporation
255,000 0.900%,  3/11/2026 248,891
300,000 4.000%,  6/1/2026
b,i
295,495
135,000 6.136%,  8/24/2034
b
146,067
CHL Mortgage Pass-Through Trust
87,873
6.315%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
86,046
701,496
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 301,075
Citadel, LP
189,000 6.375%,  1/23/2032
a
197,358
Citibank NA
339,000 4.914%,  5/29/2030 345,508
250,000 5.570%,  4/30/2034 260,416
Citigroup, Inc.
215,000 4.000%,  12/10/2025
b,i
213,485
415,000 3.875%,  2/18/2026
b,i
409,287
263,000 1.462%,  6/9/2027
b
255,543
286,000 3.070%,  2/24/2028
b
279,661
133,000 7.375%,  5/15/2028
b,i
139,917
271,000 7.625%,  11/15/2028
b,i
285,198
522,000 4.075%,  4/23/2029
b
516,825
165,000 7.125%,  8/15/2029
b,i
170,067
165,000 6.950%,  2/15/2030
b,i
168,518
344,000 4.952%,  5/7/2031
b
347,921
136,000 6.174%,  5/25/2034
b
142,369
240,000 7.000%,  8/15/2034
b,f,i
252,280
245,000 6.020%,  1/24/2036
b
251,595
Citizens Financial Group, Inc.
275,000 4.000%,  10/6/2026
b,i
267,102
116,000 5.718%,  7/23/2032
b
120,006
CNA Financial Corporation
272,000 5.125%,  2/15/2034 272,422
Coinbase Global, Inc., Convertible
373,000 0.500%,  6/1/2026 430,628

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
$ 344,000 0.250%,  4/1/2030 $ 449,092
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
160,000
74,000 5.982%,  1/30/2030
b
75,798
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
139,107
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 259,946
COPT Defense Properties, LP,
Convertible
77,000 5.250%,  9/15/2028
a
86,902
Corebridge Financial, Inc.
272,000 6.375%,  9/15/2054
b
271,097
196,000 6.875%,  12/15/2052
b
202,192
134,000 6.050%,  9/15/2033 141,053
123,000 5.750%,  1/15/2034 127,787
Countrywide Home Loan
Mortgage Pass Through Trust
390,758
5.200%,  11/25/2035, Ser.
2005-22, Class 2A1
b
323,223
Cousins Properties, LP
70,000 5.375%,  2/15/2032 70,729
Credit Acceptance Corporation
132,000 9.250%,  12/15/2028
a
139,741
Credit Agricole SA
131,000 3.250%,  1/14/2030
a
122,062
250,000 5.222%,  5/27/2031
a,b
254,662
Credit Suisse Group AG
130,000 7.250%,  N/A
*,j
8,775
150,000 7.500%,  N/A
*,j
10,125
Dai-ichi Life Insurance Company,
Ltd.
325,000 6.200%,  1/16/2035
a,b,i
327,949
Deutsche Bank AG/New York, NY
444,000 2.129%,  11/24/2026
b
439,509
250,000 2.311%,  11/16/2027
b
242,568
214,000 5.297%,  5/9/2031
b
217,343
214,000 3.742%,  1/7/2033
b
192,617
Digital Realty Trust, LP, Convertible
246,000 1.875%,  11/15/2029
a
258,644
Drawbridge Special Opportunities
Fund, LP
412,000 3.875%,  2/15/2026
a
406,153
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 261,368
411,000 2.550%,  3/15/2031 369,046
Encore Capital Group, Inc.
160,000 9.250%,  4/1/2029
a
170,149
60,000 8.500%,  5/15/2030
a
64,356
Encore Capital Group, Inc.,
Convertible
194,000 4.000%,  3/15/2029 182,117
ERP Operating, LP
229,000 4.950%,  6/15/2032 231,613
Extra Space Storage, LP
135,000 2.400%,  10/15/2031 117,296
Fairfax Financial Holdings, Ltd.
204,000 6.350%,  3/22/2054 206,611
Federal Realty OP, LP, Convertible
94,000 3.250%,  1/15/2029
a
93,389
Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
Fifth Third Bancorp
$ 118,000 4.500%,  9/30/2025
b,i
$ 117,530
144,000 4.772%,  7/28/2030
b
144,893
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 340,832
FirstCash , Inc.
294,000 5.625%,  1/1/2030
a
293,160
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
186,956
Freedom Mortgage Holdings, LLC
274,000 9.250%,  2/1/2029
a
284,598
118,000 9.125%,  5/15/2031
a
121,632
45,000 8.375%,  4/1/2032
a
45,485
FS KKR Capital Corporation
132,000 2.625%,  1/15/2027 126,575
FTAI Aviation Investors, LLC
123,000 5.500%,  5/1/2028
a
122,338
103,000 7.000%,  5/1/2031
a
106,650
77,000 7.000%,  6/15/2032
a
79,505
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
131,157
217,000 5.875%,  3/15/2030
a
218,541
Global Aircraft Leasing Company,
Ltd.
98,000 8.750%,  9/1/2027
a
100,461
Global Net Lease, Inc.
78,000 4.500%,  9/30/2028
a
75,577
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
167,000 3.750%,  12/15/2027
a
159,489
goeasy , Ltd.
196,000 9.250%,  12/1/2028
a
207,371
61,000 7.625%,  7/1/2029
a
62,882
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 124,848
Goldman Sachs Group, Inc.
190,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,i
190,698
195,000 3.650%,  8/10/2026
b,i
190,901
255,000 4.125%,  11/10/2026
b,i
250,303
456,000 1.948%,  10/21/2027
b
441,527
140,000 2.640%,  2/24/2028
b
135,968
155,000 3.615%,  3/15/2028
b
152,836
278,000 4.482%,  8/23/2028
b
278,369
261,000 3.814%,  4/23/2029
b
256,844
131,000 3.800%,  3/15/2030 127,838
131,000 2.615%,  4/22/2032
b
116,440
132,000 2.383%,  7/21/2032
b
115,282
163,000 6.125%,  11/10/2034
b,f,i
163,214
261,000 5.330%,  7/23/2035
b
263,269
404,000 5.016%,  10/23/2035
b
399,113
Hartford Insurance Group, Inc.
130,000 2.800%,  8/19/2029 122,285
125,000
6.713%,  (TSFR3M +
2.387%), 2/12/2047
a,b
116,250
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
75,000 3.750%,  8/15/2028
a,f
86,550
Hercules Capital, Inc., Convertible
47,000 4.750%,  9/1/2028
a
45,425

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
HSBC Holdings plc
$ 200,000 6.161%,  3/9/2029
b
$ 207,964
365,000 4.583%,  6/19/2029
b
365,527
256,000 5.130%,  3/3/2031
b
259,418
159,000 2.804%,  5/24/2032
b
141,262
HUB International, Ltd.
180,000 7.250%,  6/15/2030
a
188,106
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,i
158,317
331,000 5.709%,  2/2/2035
b
338,261
230,000 6.141%,  11/18/2039
b
234,462
Huntington Bank Auto Credit-
Linked Notes
183,812
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
185,538
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
114,000 6.250%,  5/15/2026 113,190
314,000 5.250%,  5/15/2027 304,244
ING Groep NV
258,000 1.726%,  4/1/2027
b
252,702
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 193,279
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
185,288
62,000 7.125%,  4/30/2031
a
65,234
103,000 6.125%,  11/1/2032
a
103,983
145,000 6.750%,  5/1/2033
a
149,090
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
116,001
151,000 6.625%,  10/15/2031
a
150,456
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
98,512
247,000 9.500%,  2/15/2029
a
260,721
JPMorgan Chase & Company
295,000 3.650%,  6/1/2026
b,i
290,211
371,000 1.045%,  11/19/2026
b
365,991
392,000 4.005%,  4/23/2029
b
388,551
133,000 2.069%,  6/1/2029
b
124,744
160,000 6.500%,  4/1/2030
b,i
165,244
523,000 4.493%,  3/24/2031
b
522,343
140,000 2.963%,  1/25/2033
b
125,836
145,000 4.912%,  7/25/2033
b
145,839
140,000 5.717%,  9/14/2033
b
145,922
149,000 5.350%,  6/1/2034
b
153,294
147,000 6.254%,  10/23/2034
b
159,766
69,000 5.336%,  1/23/2035
b
70,630
228,000 5.766%,  4/22/2035
b
239,534
144,000 5.502%,  1/24/2036
b
148,320
259,000 5.534%,  11/29/2045
b
259,577
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 189,314
250,000 5.000%,  1/26/2033 246,698
Kilroy Realty, LP
196,000 4.250%,  8/15/2029 189,310
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
13,423
Liberty Mutual Group, Inc.
68,000 4.125%,  12/15/2051
a,b
66,218
Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
Lincoln National Corporation
$ 93,000
6.944%,  (TSFR3M +
2.619%), 8/18/2025
b,f
$ 79,179
Lloyds Banking Group plc
440,000 1.627%,  5/11/2027
b
429,033
LPL Holdings, Inc.
293,000 4.900%,  4/3/2028 295,226
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,i
392,085
Macquarie Airfinance Holdings,
Ltd.
55,000 6.400%,  3/26/2029
a
57,417
149,000 5.150%,  3/17/2030
a
148,900
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
a,b
254,703
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 118,201
MetLife, Inc.
160,000 6.350%,  3/15/2055
b
164,340
220,000 3.850%,  9/15/2025
b,i
218,863
205,000 5.875%,  3/15/2028
b,f,i
209,008
261,000 6.400%,  12/15/2036 273,311
Metropolitan Life Global Funding I
244,000 2.950%,  4/9/2030
a
228,363
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 260,540
Mitsubishi UFJ Financial Group,
Inc.
260,000 1.538%,  7/20/2027
b
252,265
Mizuho Financial Group, Inc.
251,000 1.554%,  7/9/2027
b
243,673
278,000 2.564%,  9/13/2031 242,704
135,000 5.748%,  7/6/2034
b
140,539
Molina Healthcare, Inc.
211,000 4.375%,  6/15/2028
a
206,236
118,000 6.250%,  1/15/2033
a
120,112
Morgan Stanley
181,000 5.516%,  11/19/2055
b
176,879
148,000 0.985%,  12/10/2026
b
145,643
262,000 1.512%,  7/20/2027
b
254,156
98,000 5.123%,  2/1/2029
b
99,711
392,000 3.622%,  4/1/2031
b
375,911
140,000 2.943%,  1/21/2033
b
124,949
144,000 4.889%,  7/20/2033
b
144,145
132,000 5.250%,  4/21/2034
b
134,277
156,000 5.424%,  7/21/2034
b
159,807
109,000 5.831%,  4/19/2035
b
114,195
113,000 5.587%,  1/18/2036
b
115,996
283,000 2.484%,  9/16/2036
b
240,475
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
a
254,203
Nationstar Mortgage Holdings,
Inc.
59,000 5.500%,  8/15/2028
a
58,612
186,000 5.125%,  12/15/2030
a
188,247
49,000 7.125%,  2/1/2032
a
50,896
NatWest Group plc
131,000 4.892%,  5/18/2029
b
132,311
350,000 6.475%,  6/1/2034
b
366,441

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
Navient Corporation
$ 72,000 5.000%,  3/15/2027 $ 71,707
Neuberger Berman CLO, Ltd.
1,650,000
7.518%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,651,518
New Mountain Finance
Corporation, Convertible
39,000 7.500%,  10/15/2025 39,099
New York Life Global Funding
134,000 4.550%,  1/28/2033
a
131,144
137,000 5.000%,  1/9/2034
a
137,908
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
680,051
NNN REIT, Inc.
131,000 2.500%,  4/15/2030 119,285
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 186,700
227,000 5.783%,  7/3/2034 234,835
Northwestern Mutual Life
Insurance Company
50,000 6.170%,  5/29/2055
a
52,213
Omega Healthcare Investors, Inc.
267,000 5.200%,  7/1/2030 268,499
OneMain Finance Corporation
183,000 3.500%,  1/15/2027 179,159
99,000 6.750%,  3/15/2032 100,862
405,000 7.125%,  9/15/2032 419,284
Panther Escrow Issuer, LLC
346,000 7.125%,  6/1/2031
a
359,408
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
328,000 4.875%,  5/15/2029
a
317,801
Pebblebrook Hotel Trust,
Convertible
782,000 1.750%,  12/15/2026 739,054
PennyMac Financial Services, Inc.
144,000 6.875%,  5/15/2032
a
147,236
Phoenix Aviation Capital, Ltd.
151,000 9.250%,  7/15/2030
a
156,396
Pine Street Trust III
100,000 6.223%,  5/15/2054
a
98,721
PNC Bank NA
130,000 2.700%,  10/22/2029 121,305
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,i
199,702
145,000 5.582%,  6/12/2029
b
150,165
241,000 6.250%,  3/15/2030
b,i
247,803
134,000 6.875%,  10/20/2034
b
149,799
PRA Group, Inc.
188,000 8.375%,  2/1/2028
a
192,935
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
201,358
128,000 5.250%,  1/15/2035
a
128,592
Prologis, LP
165,000 5.250%,  3/15/2054 154,867
Provident Financing Trust I
155,000 7.405%,  3/15/2038 165,503
Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
Prudential Financial, Inc.
$ 142,000 5.125%,  3/1/2052
b
$ 137,332
198,000 6.750%,  3/1/2053
b
207,416
340,000 6.500%,  3/15/2054
b
349,265
160,000 3.700%,  10/1/2050
b
145,940
Realty Income Corporation
103,000 4.875%,  6/1/2026 103,270
282,000 3.200%,  1/15/2027 277,158
Regency Centers, LP
206,000 5.250%,  1/15/2034 209,000
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 140,455
107,000 5.750%,  9/15/2034 109,828
RenaissanceRe Holdings, Ltd.
303,000 5.800%,  4/1/2035 311,310
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
97,020
180,000 4.125%,  3/15/2029
a
175,860
RGA Global Funding
130,000 5.500%,  1/11/2031
a
134,082
RHP Hotel Properties, LP/RHP
Finance Corporation
60,000 4.750%,  10/15/2027 59,705
118,000 4.500%,  2/15/2029
a
115,332
Rithm Capital Corporation
94,000 8.000%,  7/15/2030
a
94,470
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
100,780
Rocket Companies, Inc.
143,000 6.375%,  8/1/2033
a
146,318
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
129,000 3.625%,  3/1/2029
a
122,583
123,000 3.875%,  3/1/2031
a
114,023
65,000 4.000%,  10/15/2033
a
58,153
Royal Bank of Canada
260,000 6.750%,  8/24/2085
b
260,192
Ryan Specialty, LLC
62,000 4.375%,  2/1/2030
a
59,967
80,000 5.875%,  8/1/2032
a
80,629
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b
139,395
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
254,495
Service Properties Trust
103,000 5.500%,  12/15/2027 102,052
94,000 8.625%,  11/15/2031
a
100,916
Simon Property Group, LP
264,000 2.650%,  7/15/2030 243,533
134,000 6.250%,  1/15/2034 145,392
Sixth Street Lending Partners
164,000 6.125%,  7/15/2030
a
166,996
SLM Corporation
29,000 6.500%,  1/31/2030 30,439
Societe Generale SA
177,000 1.488%,  12/14/2026
a,b
174,423
103,000 10.000%,  11/14/2028
a,b,i
112,408
283,000 5.249%,  5/22/2029
a,b
286,455

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
Standard Chartered plc
$ 206,000 2.608%,  1/12/2028
a,b
$ 200,065
200,000 5.545%,  1/21/2029
a,b
204,288
Starwood Property Trust, Inc.
49,000 6.500%,  10/15/2030
a
50,590
Starwood Property Trust, Inc.,
Convertible
258,000 6.750%,  7/15/2027 275,544
State Street Corporation
137,000 6.700%,  3/15/2029
b,i
143,068
144,000 4.421%,  5/13/2033
b
141,329
Stonex Escrow Issuer, LLC
169,000 6.875%,  7/15/2032
a,c
170,700
Sumitomo Life Insurance Company
420,000 3.375%,  4/15/2081
a,b
378,320
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 207,938
200,000 5.766%,  1/13/2033 210,382
Synchrony Financial
104,000 5.935%,  8/2/2030
b
106,858
125,000 7.250%,  2/2/2033 130,793
Synovus Bank
135,000 5.625%,  2/15/2028 136,463
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
167,105
144,000 4.456%,  6/8/2032 141,350
112,000 5.146%,  9/10/2034
b
112,321
Truist Bank
134,000 2.250%,  3/11/2030 120,638
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
285,789
132,000 1.887%,  6/7/2029
b
122,836
490,000 5.100%,  3/1/2030
b,i
484,700
263,000 5.153%,  8/5/2032
b
268,112
201,000 5.711%,  1/24/2035
b
208,347
U.S. Bancorp
214,000 4.548%,  7/22/2028
b
214,483
70,000 5.836%,  6/12/2034
b
73,529
194,000 5.678%,  1/23/2035
b
201,406
UBS Group AG
400,000 4.875%,  2/12/2027
a,b,i
389,058
287,000 3.869%,  1/12/2029
a,b
282,571
200,000 5.699%,  2/8/2035
a,b
207,739
200,000 5.379%,  9/6/2045
a,b
192,821
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
a
315,463
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 381,405
249,000 4.200%,  5/15/2032 241,036
Ventas Realty, LP, Convertible
201,000 3.750%,  6/1/2026 240,296
Vornado Realty, LP
90,000 3.400%,  6/1/2031 80,287
Wells Fargo & Company
170,000 3.900%,  3/15/2026
b,i
168,258
145,000 3.526%,  3/24/2028
b
142,988
309,000 3.584%,  5/22/2028
b
304,241
214,000 4.808%,  7/25/2028
b
215,804
277,000 7.625%,  9/15/2028
b,f,i
297,511
308,000 4.478%,  4/4/2031
b
306,547
Principal
Amount Long-Term Fixed Income  68.0% Value
Financials  8.0% - continued
$ 93,000 5.389%,  4/24/2034
b
$ 95,162
187,000 5.557%,  7/25/2034
b
192,989
132,000 6.491%,  10/23/2034
b
144,280
552,000 5.499%,  1/23/2035
b
566,086
Welltower OP, LLC, Convertible
376,000 2.750%,  5/15/2028
a
612,128
23,000 3.125%,  7/15/2029
a
30,487
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
189,407
Willis North America, Inc.
136,000 5.900%,  3/5/2054 135,176
11,000 4.500%,  9/15/2028 11,031
XHR, LP
243,000 4.875%,  6/1/2029
a
235,504
51,000 6.625%,  5/15/2030
a
51,962
Zions Bancorp NA
250,000 6.816%,  11/19/2035
b
259,702
Total 78,337,389
Foreign Government  0.1%
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
a
211,824
Saudi Arabian Oil Company
201,000 5.750%,  7/17/2054
a
187,915
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
a
248,623
Total 648,362
Mortgage-Backed Securities  21.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
666,187 2.000%,  1/1/2052 535,429
3,600,909 6.000%,  1/1/2055 3,721,361
7,298,489 2.500%,  5/1/2051 6,105,344
5,357,334 3.500%,  5/1/2052 4,865,556
4,034,307 4.000%,  5/1/2052 3,782,793
5,566,147 5.000%,  7/1/2053 5,494,856
7,944,558 5.500%,  7/1/2053 8,002,718
434,467 5.000%,  8/1/2053 429,871
1,667,764 5.500%,  9/1/2053 1,686,749
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,218,794 2.500%,  7/1/2030 3,111,345
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,090,029 3.500%,  5/1/2040 3,913,945
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,195,868 3.000%,  1/1/2052 8,029,893
897,930 2.000%,  2/1/2051 721,689
1,377,137 2.000%,  2/1/2051 1,106,841
4,181,910 2.500%,  2/1/2051 3,515,509
5,667,181 2.500%,  2/1/2051 4,702,426
10,342,166 2.000%,  3/1/2051 8,229,506
5,469,815 4.000%,  3/1/2051 5,167,522
10,175,424 3.000%,  3/1/2052 8,829,117
8,300,919 2.000%,  4/1/2051 6,578,438
6,061,958 3.000%,  4/1/2051 5,281,594

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Mortgage-Backed Securities  21.6% -
continued
$ 6,165,927 3.000%,  5/1/2050 $ 5,354,773
1,671,822 2.000%,  5/1/2051 1,337,163
3,551,787 3.000%,  5/1/2051 3,149,461
3,741,266 3.000%,  6/1/2050 3,332,479
1,576,542 4.000%,  6/1/2052 1,470,190
2,992,909 5.000%,  6/1/2053 2,960,689
8,149,620 2.500%,  7/1/2051 6,866,343
3,439,683 3.500%,  7/1/2051 3,133,793
4,483,656 4.000%,  7/1/2052 4,181,209
1,570,858 2.500%,  8/1/2050 1,325,898
6,905,943 3.500%,  8/1/2050 6,313,803
6,574,491 3.500%,  8/1/2052 5,940,033
3,697,797 4.500%,  8/1/2052 3,547,188
572,779 5.000%,  8/1/2053 566,613
4,730,065 3.500%,  9/1/2052 4,300,533
1,952,894 3.500%,  9/1/2052 1,775,738
468,045 5.000%,  9/1/2052 463,108
4,166,062 4.500%,  9/1/2053 3,999,295
1,155,606 4.500%,  9/1/2053 1,113,644
6,710,948 4.000%,  10/1/2052 6,280,030
1,635,713 2.000%,  11/1/2051 1,314,627
2,516,746 3.500%,  11/1/2052 2,295,627
6,693,042 2.000%,  12/1/2050 5,350,305
15,318,136 4.500%,  12/1/2052 14,756,798
4,100,000 5.000%,  7/1/2041
c
4,017,591
980,000 5.500%,  7/1/2042
c
979,776
1,750,000 4.500%,  7/1/2048
c
1,673,738
1,200,000 3.500%,  7/1/2049
c
1,080,247
4,000,000 4.000%,  7/1/2049
c
3,718,907
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
9,462,322 2.500%,  3/1/2062 7,511,225
3,003,548 3.500%,  7/1/2061 2,656,628
3,459,842 4.000%,  12/1/2061 3,194,701
PRPM, LLC
900,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
821,810
1,389,591
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
1,397,337
Total 211,993,802
Technology  2.3%
Accenture Capital, Inc.
223,000 4.500%,  10/4/2034 217,027
Adobe, Inc.
330,000 5.300%,  1/17/2035 344,952
Advanced Micro Devices, Inc.
145,000 3.924%,  6/1/2032 139,930
Akamai Technologies, Inc.,
Convertible
227,000 0.375%,  9/1/2027 219,849
308,000 1.125%,  2/15/2029 291,522
329,000 0.250%,  5/15/2033
a
339,692
Alphabet, Inc.
153,000 5.250%,  5/15/2055 150,685
Analog Devices, Inc.
38,000 2.100%,  10/1/2031 33,203
Apple, Inc.
686,000 3.750%,  9/12/2047 541,306
Block, Inc.
424,000 6.500%,  5/15/2032 437,451
Principal
Amount Long-Term Fixed Income  68.0% Value
Technology  2.3% - continued
Block, Inc., Convertible
$ 70,000 0.250%,  11/1/2027 $ 62,475
Boost Newco Borrower, LLC
303,000 7.500%,  1/15/2031
a
321,639
Broadcom, Inc.
146,000 4.000%,  4/15/2029
a
144,007
130,000 4.800%,  10/15/2034 128,429
CACI International, Inc.
63,000 6.375%,  6/15/2033
a
65,013
Central Parent, Inc./CDK Global,
Inc.
100,000 7.250%,  6/15/2029
a
81,266
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 262,510
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
125,567
Cloud Software Group, Inc.
577,000 6.500%,  3/31/2029
a
582,374
CommScope Technologies, LLC
95,000 5.000%,  3/15/2027
a
92,526
CommScope , LLC
99,000 4.750%,  9/1/2029
a
96,652
99,000 9.500%,  12/15/2031
a,f
103,674
Consensus Cloud Solutions, Inc.
62,000 6.000%,  10/15/2026
a
61,690
CoreWeave , Inc.
143,000 9.250%,  6/1/2030
a
146,194
CSG Systems International, Inc.,
Convertible
263,000 3.875%,  9/15/2028 296,269
Dayforce , Inc., Convertible
385,000 0.250%,  3/15/2026 370,370
Dell International, LLC/EMC
Corporation
214,000 4.750%,  4/1/2028 216,505
Dell, Inc.
182,000 6.500%,  4/15/2038 193,864
Diebold Nixdorf, Inc.
77,000 7.750%,  3/31/2030
a
81,689
Fair Isaac Corporation
168,000 6.000%,  5/15/2033
a
169,540
Fiserv, Inc.
266,000 5.350%,  3/15/2031 275,786
65,000 5.600%,  3/2/2033 67,399
266,000 5.450%,  3/15/2034 272,465
213,000 5.150%,  8/12/2034 213,779
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
207,336
Gen Digital, Inc.
149,000 7.125%,  9/30/2030
a
154,638
50,000 6.250%,  4/1/2033
a
51,342
Global Payments, Inc.
165,000 5.950%,  8/15/2052
f
158,616
208,000 4.950%,  8/15/2027 210,440
131,000 3.200%,  8/15/2029 123,876
Global Payments, Inc., Convertible
442,000 1.500%,  3/1/2031
f
394,706

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Technology  2.3% - continued
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
$ 100,000 4.625%,  5/1/2028
a
$ 94,592
Hewlett Packard Enterprise
Company
187,000 4.850%,  10/15/2031 186,516
IBM International Capital Private,
Ltd.
213,000 5.300%,  2/5/2054 199,299
II-VI, Inc.
128,000 5.000%,  12/15/2029
a
125,713
Intel Corporation
378,000 4.900%,  7/29/2045 320,618
InterDigital , Inc., Convertible
106,000 3.500%,  6/1/2027 308,725
ION Trading Technologies SARL
144,000 9.500%,  5/30/2029
a
147,888
Iron Mountain, Inc.
339,000 4.875%,  9/15/2027
a
337,071
150,000 4.875%,  9/15/2029
a
147,363
57,000 5.250%,  7/15/2030
a
56,220
380,000 4.500%,  2/15/2031
a
362,060
Jabil, Inc.
133,000 5.450%,  2/1/2029 136,381
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 120,212
Mastercard , Inc.
136,000 4.875%,  5/9/2034 137,629
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 85,339
Microchip Technology, Inc.,
Convertible
287,000 0.750%,  6/1/2030 281,834
Micron Technology, Inc.
70,000 5.650%,  11/1/2032 72,764
Moody's Corporation
140,000 4.250%,  8/8/2032 136,725
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
108,441
NCR Voyix Corporation
177,000 5.000%,  10/1/2028
a
175,207
132,000 5.125%,  4/15/2029
a
130,012
Neptune Bidco US, Inc.
193,000 9.290%,  4/15/2029
a
187,921
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
131,000 4.300%,  6/18/2029 129,802
ON Semiconductor Corporation,
Convertible
341,000 Zero Coupon,  5/1/2027 403,710
504,000 0.500%,  3/1/2029 465,797
Open Text Corporation
226,000 3.875%,  12/1/2029
a
212,875
Open Text Holdings, Inc.
240,000 4.125%,  2/15/2030
a
226,828
Oracle Corporation
255,000 5.375%,  9/27/2054 233,105
482,000 6.900%,  11/9/2052 536,148
140,000 6.150%,  11/9/2029 149,379
327,000 2.950%,  4/1/2030 305,368
Principal
Amount Long-Term Fixed Income  68.0% Value
Technology  2.3% - continued
$ 192,000 5.250%,  2/3/2032 $ 196,951
219,000 6.250%,  11/9/2032 236,993
Paychex, Inc.
76,000 5.600%,  4/15/2035 78,558
PayPal Holdings, Inc.
272,000 5.500%,  6/1/2054 266,782
Pitney Bowes, Inc.
62,000 6.875%,  3/15/2027
a
62,564
Qualcomm, Inc.
280,000 4.750%,  5/20/2032 283,267
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
279,267
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
152,559
Sabre GLBL, Inc.
25,000 8.625%,  6/1/2027
a
25,594
95,000 11.125%,  7/15/2030
a
99,370
Seagate HDD Cayman
221,480 9.625%,  12/1/2032 249,669
66,000 5.750%,  12/1/2034 65,045
Semtech Corporation, Convertible
218,000 1.625%,  11/1/2027
f
313,470
Sensata Technologies BV
188,000 4.000%,  4/15/2029
a
178,803
Sensata Technologies, Inc.
52,000 4.375%,  2/15/2030
a
49,645
69,000 3.750%,  2/15/2031
a
62,895
Shift4 Payments, Inc., Convertible
367,000 Zero Coupon,  12/15/2025 463,337
354,000 0.500%,  8/1/2027
f
378,780
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
201,000 6.750%,  8/15/2032
a
208,752
SS&C Technologies, Inc.
249,000 5.500%,  9/30/2027
a
249,218
51,000 6.500%,  6/1/2032
a
52,944
Synaptics , Inc., Convertible
279,000 0.750%,  12/1/2031
a,f
262,936
Synopsys, Inc.
190,000 5.700%,  4/1/2055 188,909
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054 128,162
UKG, Inc.
132,000 6.875%,  2/1/2031
a
136,960
Verint Systems, Inc., Convertible
177,000 0.250%,  4/15/2026
f
169,300
Verisk Analytics, Inc.
114,000 5.250%,  3/15/2035 114,646
Viavi Solutions, Inc.
98,000 3.750%,  10/1/2029
a
91,572
Viavi Solutions, Inc., Convertible
198,000 1.625%,  3/15/2026 199,237
Vishay Intertechnology , Inc.,
Convertible
486,000 2.250%,  9/15/2030 434,970
VMware, LLC
262,000 1.400%,  8/15/2026 253,402
370,000 4.700%,  5/15/2030 371,469
192,000 2.200%,  8/15/2031 166,644

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Technology  2.3% - continued
Western Digital Corporation,
Convertible
$ 503,000 3.000%,  11/15/2028
f
$ 902,885
Xerox Holdings Corporation
23,000 5.000%,  8/15/2025
a
22,879
180,000 5.500%,  8/15/2028
a
137,314
Xerox Holdings Corporation,
Convertible
481,000 3.750%,  3/15/2030 272,967
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026 31,309
118,000 3.625%,  3/1/2028
a
110,035
Total 22,919,854
Transportation  0.5%
Air Canada
103,000 3.875%,  8/15/2026
a
101,960
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
176,000 5.500%,  4/20/2026
a
175,596
186,560 5.750%,  4/20/2029
a
186,396
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
a
184,460
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a,f
150,353
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 134,663
Canadian Pacific Railway
Company
2,000 1.750%,  12/2/2026 1,930
DCLI Bidco , LLC
93,000 7.750%,  11/15/2029
a
94,205
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028 286,443
230,000 5.250%,  7/10/2030 231,476
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
49,606 4.500%,  10/20/2025
a
49,486
ERAC USA Finance, LLC
277,000 5.200%,  10/30/2034
a
282,242
Greenbrier Companies, Inc.,
Convertible
205,000 2.875%,  4/15/2028 217,567
JetBlue Airways Corporation/
JetBlue Loyalty, LP
58,000 9.875%,  9/20/2031
a
56,427
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
159,200 6.500%,  6/20/2027
a
159,409
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 190,786
OneSky Flight, LLC
172,000 8.875%,  12/15/2029
a
179,093
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 1.200%,  11/15/2025
a
146,066
128,000 1.700%,  6/15/2026
a
124,510
Rand Parent, LLC
256,000 8.500%,  2/15/2030
a
257,065
Principal
Amount Long-Term Fixed Income  68.0% Value
Transportation  0.5% - continued
RXO, Inc.
$ 95,000 7.500%,  11/15/2027
a
$ 97,245
Ryder System, Inc.
161,000 2.850%,  3/1/2027 156,818
Southwest Airlines Company
133,000 5.125%,  6/15/2027 134,189
Star Leasing Company, LLC
99,000 7.625%,  2/15/2030
a
98,171
Stena International SA
198,000 7.250%,  1/15/2031
a
198,613
Union Pacific Corporation
125,000 5.600%,  12/1/2054 124,330
United Airlines, Inc.
304,000 4.625%,  4/15/2029
a
295,082
United Parcel Service, Inc.
124,000 4.650%,  10/15/2030 125,708
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
81,500
136,000 6.375%,  2/1/2030
a,f
127,497
Total 4,649,286
U.S. Government & Agencies  6.4%
U.S. Treasury Bonds
2,374,000 3.625%,  5/15/2053 1,936,294
1,854,000 4.750%,  11/15/2053 1,837,198
7,561,000 4.625%,  2/15/2035 7,800,825
U.S. Treasury Notes
6,500,000 4.250%,  12/31/2025 6,500,064
29,100,000 4.375%,  7/31/2026 29,215,945
11,400,000 4.125%,  7/31/2028 11,537,602
3,801,000 4.000%,  2/28/2030 3,837,971
Total 62,665,899
Utilities  2.3%
AES Corporation
165,000 7.600%,  1/15/2055
b
169,884
254,000 3.950%,  7/15/2030
a
241,485
Algonquin Power & Utilities
Corporation
451,000 4.750%,  1/18/2082
b
439,871
Alliant Energy Corporation,
Convertible
144,000 3.875%,  3/15/2026 147,888
93,000 3.250%,  5/30/2028
a
92,535
Ameren Corporation
161,000 1.750%,  3/15/2028 150,203
American Electric Power
Company, Inc.
248,000 6.950%,  12/15/2054
b
258,574
131,000 2.300%,  3/1/2030 118,176
American Water Capital
Corporation
201,000 5.450%,  3/1/2054 194,416
American Water Capital
Corporation, Convertible
277,000 3.625%,  6/15/2026 278,080
Arizona Public Service Company
138,000 5.550%,  8/1/2033 141,230
Atmos Energy Corporation
129,000 5.000%,  12/15/2054 117,304

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Utilities  2.3% - continued
Calpine Corporation
$ 203,000 4.500%,  2/15/2028
a
$ 201,354
CenterPoint Energy, Inc.
144,000 7.000%,  2/15/2055
b
150,713
83,000 6.700%,  5/15/2055
b
83,764
198,000 1.450%,  6/1/2026 192,494
197,000 2.650%,  6/1/2031 175,641
CenterPoint Energy, Inc.,
Convertible
221,000 4.250%,  8/15/2026 239,122
8,000 3.369%,  9/15/2029 386,347
CMS Energy Corporation,
Convertible
155,000 3.375%,  5/1/2028 164,765
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 407,300
Constellation Energy Generation,
LLC
204,000 5.750%,  3/15/2054 199,844
133,000 5.800%,  3/1/2033 140,635
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
b
228,281
217,000 7.000%,  6/1/2054
b
232,826
240,000 4.350%,  1/15/2027
b,i
235,664
161,000 3.375%,  4/1/2030 153,003
DTE Energy Company
140,000 4.875%,  6/1/2028 142,058
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 403,926
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
230,304
187,000 5.800%,  6/15/2054 182,586
157,000 6.450%,  9/1/2054
b
161,367
139,000 4.500%,  8/15/2032 135,905
125,000 5.750%,  9/15/2033 131,287
Duke Energy Corporation,
Convertible
402,000 4.125%,  4/15/2026 425,316
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 132,862
Edison International
137,000 7.875%,  6/15/2054
b,f
129,789
220,000 5.000%,  12/15/2026
b,f,i
190,177
Enel Finance International NV
226,000 5.125%,  6/26/2029
a
230,207
Entergy Corporation
130,000 1.900%,  6/15/2028 121,568
Entergy Louisiana, LLC
178,000 5.800%,  3/15/2055 178,021
Evergy , Inc., Convertible
239,000 4.500%,  12/15/2027 279,511
Exelon Corporation
540,000 5.600%,  3/15/2053 518,945
130,000 4.050%,  4/15/2030 127,887
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
260,233
FirstEnergy Corporation,
Convertible
77,000 4.000%,  5/1/2026 77,424
277,000 3.625%,  1/15/2029
a
280,324
236,000 3.875%,  1/15/2031
a
238,714
Principal
Amount Long-Term Fixed Income  68.0% Value
Utilities  2.3% - continued
Georgia Power Company
$ 82,000 4.950%,  5/17/2033 $ 82,635
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
141,506
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
245,460
Lightning Power, LLC
177,000 7.250%,  8/15/2032
a
186,284
Long Ridge Energy, LLC
151,000 8.750%,  2/15/2032
a
156,852
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 526,008
National Rural Utilities Cooperative
Finance Corporation
137,000 4.850%,  2/7/2029 139,457
NextEra Energy Capital Holdings,
Inc.
258,000 5.900%,  3/15/2055 258,814
210,000 3.800%,  3/15/2082
b
201,218
331,000 6.750%,  6/15/2054
b
343,403
130,000 2.250%,  6/1/2030 117,076
113,000 5.300%,  3/15/2032 116,395
NextEra Energy Capital Holdings,
Inc., Convertible
174,000 3.000%,  3/1/2027 197,838
NiSource, Inc.
81,000 6.375%,  3/31/2055
b
81,458
261,000 5.850%,  4/1/2055 258,261
160,000 6.950%,  11/30/2054
b
166,555
130,000 2.950%,  9/1/2029 122,643
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 131,114
NRG Energy, Inc.
167,000 2.000%,  12/2/2025
a
164,563
189,000 10.250%,  3/15/2028
a,b,i
209,872
120,000 3.375%,  2/15/2029
a
113,154
185,000 5.250%,  6/15/2029
a
183,987
83,000 6.000%,  2/1/2033
a
83,827
83,000 6.250%,  11/1/2034
a
84,564
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054 172,242
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 136,836
266,000 5.550%,  5/15/2029 270,289
PG&E Corporation
55,000 7.375%,  3/15/2055
b
52,086
72,000 5.000%,  7/1/2028 70,132
PG&E Corporation, Convertible
783,000 4.250%,  12/1/2027 776,971
Pinnacle West Capital Corporation,
Convertible
130,000 4.750%,  6/15/2027 140,790
PPL Capital Funding, Inc.
197,000 5.250%,  9/1/2034 198,584
PPL Capital Funding, Inc.,
Convertible
218,000 2.875%,  3/15/2028 235,452

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  68.0% Value
Utilities  2.3% - continued
San Diego Gas & Electric
Company
$ 136,000 5.550%,  4/15/2054 $ 130,816
Sempra
162,000 6.550%,  4/1/2055
b
153,617
162,000 6.625%,  4/1/2055
b
156,708
160,000 6.400%,  10/1/2054
b
151,892
162,000 6.875%,  10/1/2054
b
163,367
162,000 4.875%,  10/15/2025
b,i
161,332
Southern California Edison
Company
272,000 5.450%,  6/1/2031 276,758
Southern Company
170,000 5.700%,  10/15/2032 178,568
300,000 4.850%,  3/15/2035 293,269
149,000 4.000%,  1/15/2051
b
148,139
432,000 3.750%,  9/15/2051
b
426,048
Southern Company, Convertible
198,000 3.875%,  12/15/2025 219,146
352,000 4.500%,  6/15/2027 387,204
121,000 3.250%,  6/15/2028
a
121,605
TerraForm Power Operating, LLC
480,000 5.000%,  1/31/2028
a
475,111
Virginia Electric and Power
Company
184,000 5.350%,  1/15/2054 172,829
Vistra Corporation
118,000 8.000%,  10/15/2026
a,b,i
120,861
129,000 7.000%,  12/15/2026
a,b,i
130,552
Vistra Operations Company, LLC
266,000 5.000%,  7/31/2027
a
265,673
WEC Energy Group, Inc.,
Convertible
182,000 3.375%,  6/1/2028 182,273
193,000 4.375%,  6/1/2027 217,395
188,000 4.375%,  6/1/2029 216,482
Xcel Energy, Inc.
157,000 4.000%,  6/15/2028 155,636
213,000 4.600%,  6/1/2032 208,287
143,000 5.600%,  4/15/2035 145,990
XPLR Infrastructure Operating
Partners, LP
331,000 3.875%,  10/15/2026
a
323,384
30,000 8.375%,  1/15/2031
a,f
32,043
30,000 8.625%,  3/15/2033
a,f
32,153
XPLR Infrastructure, LP,
Convertible
556,000 Zero Coupon,  11/15/2025
a
540,710
104,000 2.500%,  6/15/2026
a,f
99,320
Total 22,773,304
Total Long-Term Fixed Income
(cost $675,491,105) 666,805,078
Shares Common Stock 12.8% Value
Communications Services  1.0%
3,091 Alphabet, Inc., Class A 544,727
15,295 Alphabet, Inc., Class C 2,713,180
8,486 AT&T, Inc. 245,585
1,515 Cogent Communications Holdings 73,038
15,002 Comcast Corporation 535,421
5,317 Meta Platforms, Inc. 3,924,425
Shares Common Stock  12.8% Value
Communications Services  1.0% - continued
636 Netflix, Inc.
k
$ 851,687
147 New York Times Company 8,229
615 News Corporation, Class A 18,278
461 Spotify Technology SA
k
353,744
494 T-Mobile US, Inc. 117,700
544 Tripadvisor , Inc.
k
7,099
2,945 Verizon Communications, Inc. 127,430
1,542 Walt Disney Company 191,223
34,121 Warner Brothers Discovery, Inc.
k
391,027
Total 10,102,793
Consumer Discretionary  1.3%
1,728 Advance Auto Parts, Inc. 80,335
18,630 Amazon.com, Inc.
k
4,087,236
3,779 Aptiv plc
k
257,803
15 AutoZone, Inc.
k
55,683
3,640 Best Buy Company, Inc. 244,353
95 Booking Holdings, Inc. 549,978
447 Boot Barn Holdings, Inc.
k
67,944
1,190 Build-A-Bear Workshop, Inc. 61,356
3,387 Champion Homes, Inc.
k
212,060
1,938 Columbia Sportswear Company 118,373
1,482 Crocs, Inc.
k
150,097
3,684 D.R. Horton, Inc. 474,941
1,777 DoorDash , Inc.
k
438,048
1,556 Expedia Group, Inc. 262,466
1,237 Garmin, Ltd. 258,187
134 Group 1 Automotive, Inc. 58,519
1,196 Hilton Worldwide Holdings, Inc. 318,543
1,635 Home Depot, Inc. 599,456
2,006 La-Z-Boy, Inc. 74,563
2,118 Lowe's Companies, Inc. 469,921
702 Lululemon Athletica , Inc.
k
166,781
306 Marriott Vacations Worldwide
Corporation 22,127
329 McDonald's Corporation 96,124
588 Modine Manufacturing Company
k
57,918
23 NVR, Inc.
k
169,870
5,430 O'Reilly Automotive, Inc.
k
489,406
109 Ross Stores, Inc. 13,906
1,076 SharkNinja , Inc.
k
106,513
1,862 Six Flags Entertainment
Corporation
k
56,661
16,034 Sony Group Corporation ADR
f
417,365
4,351 Tesla, Inc.
k
1,382,139
4,527 Wyndham Hotels & Resorts, Inc. 367,638
1,449 Wynn Resorts, Ltd. 135,728
Total 12,322,038
Consumer Staples  0.4%
1,355 BJ's Wholesale Club Holdings,
Inc.
k
146,110
274 Casey's General Stores, Inc. 139,814
1,688 Church & Dwight Company, Inc. 162,234
1,570 Colgate-Palmolive Company 142,713
110 Costco Wholesale Corporation 108,893
41,572 Coty, Inc.
k
193,310
508 J & J Snack Foods Corporation 57,612
1,441 John B. Sanfilippo & Son, Inc. 91,129
21,760 Kenvue , Inc. 455,437
6,196 Keurig Dr Pepper, Inc. 204,840
477 Lancaster Colony Corporation 82,411
767 Monster Beverage Corporation
k
48,045
1,146 Philip Morris International, Inc. 208,721

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Consumer Staples  0.4% - continued
3,042 Procter & Gamble Company $ 484,651
8,591 Sysco Corporation 650,682
960 Turning Point Brands, Inc. 72,739
7,726 Unilever plc ADR 472,599
5,457 Walmart, Inc. 533,586
Total 4,255,526
Energy  0.5%
2,581 Antero Midstream Corporation 48,910
1,078 Archrock , Inc. 26,767
4,010 Baker Hughes Company 153,743
589 Cheniere Energy, Inc. 143,433
7,866 ConocoPhillips 705,895
13,879 Devon Energy Corporation 441,491
18,977 Enterprise Products Partners, LP 588,477
1,327 EOG Resources, Inc. 158,723
2,846 Expand Energy Corporation 332,811
11,081 Exxon Mobil Corporation 1,194,532
9,938 Halliburton Company 202,536
2,791 Kinder Morgan, Inc. 82,055
1,924 Marathon Petroleum Corporation 319,596
1,389 Matador Resources Company 66,283
331 Noble Corporation plc 8,788
3,535 Shell plc ADR 248,899
2,390 TechnipFMC plc 82,312
2,796 Williams Companies, Inc. 175,617
Total 4,980,868
Financials  2.1%
1,557 Allstate Corporation 313,440
6,698 Ally Financial, Inc. 260,887
1,328 Amalgamated Financial
Corporation 41,434
1,169 American Express Company 372,888
4,898 American International Group, Inc. 419,220
747 Ameriprise Financial, Inc. 398,696
2,979 Arch Capital Group, Ltd. 271,238
1,006 Associated Banc-Corp 24,536
27,716 Bank of America Corporation 1,311,521
105 Bank of Marin Bancorp 2,398
1,766 Bank of N.T. Butterfield & Son, Ltd. 78,198
5,114 Bank of New York Mellon
Corporation 465,937
389 BankUnited , Inc. 13,845
940 Berkshire Hathaway, Inc.
k
456,624
700 Berkshire Hills Bancorp, Inc. 17,528
88 BlackRock, Inc. 92,334
5,546 Bridgewater Bancshares, Inc.
k
88,237
188 Byline Bancorp, Inc. 5,025
4,626 Capital One Financial Corporation 984,228
863 Cboe Global Markets, Inc. 201,260
203 Central Pacific Financial
Corporation 5,690
13,459 Charles Schwab Corporation 1,227,999
1,872 Chubb, Ltd. 542,356
893 Citigroup, Inc. 76,012
299 CME Group, Inc. 82,410
563 Community Trust Bancorp, Inc. 29,794
1,788 Donnelley Financial Solutions, Inc.
k
110,230
20 Enact Holdings, Inc. 743
920 Enterprise Financial Services
Corporation 50,692
184 FactSet Research Systems, Inc. 82,300
Shares Common Stock  12.8% Value
Financials  2.1% - continued
537 Federal Agricultural Mortgage
Corporation $ 104,328
61 Financial Institutions, Inc. 1,566
983 First Bancorp/Puerto Rico 20,476
209 First Citizens BancShares , Inc./NC 408,902
82 First Financial Corporation 4,444
146 First Mid-Illinois Bancshares, Inc. 5,474
894 Fiserv, Inc.
k
154,135
2,383 Fulton Financial Corporation 42,989
2,042 Glacier Bancorp, Inc. 87,969
506 Great Southern Bancorp, Inc. 29,743
536 Hometrust Bancshares, Inc. 20,052
426 Houlihan Lokey , Inc. 76,659
180 Independent Bank Corporation/MI 5,834
5,491 Intercontinental Exchange, Inc. 1,007,434
6,653 JPMorgan Chase & Company 1,928,771
23,890 KeyCorp 416,164
492 Kinsale Capital Group, Inc. 238,079
1,233 M&T Bank Corporation 239,190
855 Marsh & McLennan Companies,
Inc. 186,937
977 Mastercard , Inc. 549,015
5,538 MetLife, Inc. 445,366
1,224 MidWestOne Financial Group, Inc. 35,214
172 Moody's Corporation 86,273
687 MSCI, Inc. 396,220
4,056 Nasdaq, Inc. 362,688
1,953 Northern Trust Corporation 247,621
2,112 Northwest Bancshares, Inc. 26,991
1,024 OceanFirst Financial Corporation 18,033
508 OFG Bancorp 21,742
2,971 Old National Bancorp 63,401
1,461 Old Second Bancorp, Inc. 25,918
65 PNC Financial Services Group,
Inc. 12,117
393 Popular, Inc. 43,313
1,146 Progressive Corporation 305,822
1,160 Prosperity Bancshares, Inc. 81,478
2,266 Provident Financial Services, Inc. 39,723
4,520 Radian Group, Inc. 162,810
1,814 RLI Corporation 131,007
2,847 Robinhood Markets, Inc.
k
266,565
669 S&P Global, Inc. 352,757
3,048 Tradeweb Markets, Inc. 446,227
1,668 Triumph Financial, Inc.
k
91,923
1,257 Trustmark Corporation 45,830
377 U.S. Bancorp 17,059
3,630 Visa, Inc. 1,288,832
19,897 Wells Fargo & Company 1,594,148
4,238 Zions Bancorp NA 220,122
Total 20,385,061
Health Care  1.4%
2,436 Abbott Laboratories 331,320
2,435 AbbVie, Inc. 451,985
4,132 ADMA Biologics, Inc.
k
75,244
2,917 Agilent Technologies, Inc. 344,235
622 Align Technology, Inc.
k
117,763
1,489 Amgen, Inc. 415,744
11,236 Avantor , Inc.
k
151,237
3,324 BioMarin Pharmaceutical, Inc.
k
182,720
4,866 Boston Scientific Corporation
k
522,657
992 Cencora , Inc. 297,451
3,268 Centene Corporation
k
177,387
137 Chemed Corporation 66,709

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Health Care  1.4% - continued
1,283 Cigna Group $ 424,134
2,780 Concentra Group Holdings Parent,
Inc. 57,185
416 Cooper Companies, Inc.
k
29,603
420 CorVel Corporation
k
43,168
3,702 Danaher Corporation 731,293
1,078 Eli Lilly & Company 840,333
802 Encompass Health Corporation 98,349
3,738 Gilead Sciences, Inc. 414,432
751 IDEXX Laboratories, Inc.
k
402,791
1,284 Illumina, Inc.
k
122,507
322 Insulet Corporation
k
101,166
1,049 Intuitive Surgical, Inc.
k
570,037
7,042 Johnson & Johnson 1,075,666
2,232 Labcorp Holdings, Inc. 585,922
172 Medpace Holdings, Inc.
k
53,984
5,689 Medtronic plc 495,910
10,244 Merck & Company, Inc. 810,915
47 Mettler -Toledo International, Inc.
k
55,212
1,490 Neurocrine Biosciences, Inc.
k
187,278
389 Penumbra, Inc.
k
99,829
8,792 Progyny , Inc.
k
193,424
571 Repligen Corporation
k
71,021
9,935 Sanofi SA ADR 479,960
670 STERIS plc 160,947
3,088 Stevanato Group SPA
f
75,440
636 Stryker Corporation 251,621
706 Thermo Fisher Scientific, Inc. 286,255
1,685 Twist Bioscience Corporation
k
61,991
331 United Therapeutics Corporation
k
95,113
2,420 UnitedHealth Group, Inc. 754,967
876 Vertex Pharmaceuticals, Inc.
k
389,995
2,562 Viemed Healthcare, Inc.
k
17,703
531 Waters Corporation
k
185,340
4,687 Zimmer Biomet Holdings, Inc. 427,501
1,410 Zoetis, Inc. 219,890
Total 14,005,334
Industrials  1.5%
8,126 Amentum Holdings, Inc.
k
191,855
1,833 AMETEK, Inc. 331,700
67 Armstrong World Industries, Inc. 10,884
1,271 Automatic Data Processing, Inc. 391,977
219 Axon Enterprise, Inc.
k
181,319
4,854 Badger Infrastructure Solutions,
Ltd. 169,600
2,493 Barrett Business Services, Inc. 103,933
636 BWX Technologies, Inc. 91,622
1,730 Caterpillar, Inc. 671,603
38,417 CNH Industrial NV 497,884
25,654 CSX Corporation 837,090
134 Curtiss-Wright Corporation 65,466
1,641 Dayforce , Inc.
k
90,895
11,783 Delta Air Lines, Inc. 579,488
1,185 Enerpac Tool Group Corporation 48,064
1,193 Expeditors International of
Washington, Inc. 136,300
13,688 Fastenal Company 574,896
1,593 Ferguson Enterprises, Inc. 346,876
6,214 Flowserve Corporation 325,303
4,122 Gates Industrial Corporation plc
k
94,930
1,492 General Dynamics Corporation 435,157
1,629 General Electric Company 419,288
251 Graco , Inc. 21,579
Shares Common Stock  12.8% Value
Industrials  1.5% - continued
116 Great Lakes Dredge & Dock
Corporation
k
$ 1,414
2,209 Helios Technologies, Inc. 73,714
5,688 Hexcel Corporation 321,315
2,683 Honeywell International, Inc. 624,817
1,367 Howmet Aerospace, Inc. 254,440
294 IES Holdings, Inc.
k
87,092
2,193 Ingersoll Rand, Inc. 182,414
2,711 Jacobs Solutions, Inc. 356,361
1,990 JB Hunt Transport Services, Inc. 285,764
334 Johnson Controls International plc 35,277
1,923 Knight-Swift Transportation
Holdings, Inc. 85,054
1,104 Korn Ferry 80,956
1,968 L3Harris Technologies, Inc. 493,653
504 Landstar System, Inc. 70,066
1,174 Leidos Holdings, Inc. 185,210
706 Lincoln Electric Holdings, Inc. 146,368
81 Lockheed Martin Corporation 37,514
420 Masco Corporation 27,031
5,958 Masterbrand, Inc.
k
65,121
644 Miller Industries, Inc. 28,632
467 Moog, Inc. 84,513
1,368 Old Dominion Freight Line, Inc. 222,026
819 Otis Worldwide Corporation 81,097
860 Parker-Hannifin Corporation 600,684
634 Quanta Services, Inc. 239,703
450 Republic Services, Inc. 110,975
813 Rockwell Automation, Inc. 270,054
3,184 Schneider National, Inc. 76,894
4,543 Southwest Airlines Company 147,375
3,248 Timken Company 235,642
1,292 Trane Technologies plc 565,134
1,279 Trex Company, Inc.
k
69,552
5,754 Uber Technologies, Inc.
k
536,848
724 UFP Industries, Inc. 71,937
190 Union Pacific Corporation 43,715
3,945 United Parcel Service, Inc. 398,208
326 United Rentals, Inc. 245,608
1,272 Verisk Analytics, Inc. 396,228
329 Waste Management, Inc. 75,282
1,633 WNS Holdings, Ltd.
k
103,271
Total 14,634,668
Information Technology  3.3%
184 Adobe, Inc.
k
71,186
5,686 Amphenol Corporation 561,493
471 Analog Devices, Inc. 112,108
19,102 Apple, Inc. 3,919,157
1,819 Applied Materials, Inc. 333,004
4,400 Arista Networks, Inc.
k
450,164
1,632 Autodesk, Inc.
k
505,218
7,316 Broadcom, Inc. 2,016,656
1,298 CDW Corporation 231,810
886 Ciena Corporation
k
72,058
15,256 Cisco Systems, Inc. 1,058,461
1,723 Crane NXT Company 92,870
58 Credo Technology Group Holding,
Ltd.
k
5,370
1,192 Datadog , Inc.
k
160,121
3,880 DocuSign, Inc.
k
302,213
434 Fabrinet
k
127,891
4,594 Fortinet, Inc.
k
485,678
2,007 Freshworks , Inc.
k
29,924

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.8% Value
Information Technology  3.3% - continued
2,885 International Business Machines
Corporation $ 850,440
159 Intuit, Inc. 125,233
2,112 JFrog , Ltd.
k
92,675
241 Keysight Technologies, Inc.
k
39,490
87 KLA Corporation 77,929
218 Lam Research Corporation 21,220
342 Littelfuse , Inc. 77,542
2,937 Micron Technology, Inc. 361,985
13,908 Microsoft Corporation 6,917,978
344 Monday.com, Ltd.
k
108,181
761 Motorola Solutions, Inc. 319,970
476 NetApp, Inc. 50,718
4,249 Nokia Oyj ADR 22,010
38,288 NVIDIA Corporation 6,049,121
2,565 ON Semiconductor Corporation
k
134,432
298 Onto Innovation, Inc.
k
30,077
2,184 Oracle Corporation 477,488
5,457 Palantir Technologies, Inc.
k
743,898
2,565 Pegasystems , Inc. 138,844
381 Plexus Corporation
k
51,553
2,574 Qorvo , Inc.
k
218,558
4,958 Qualcomm, Inc. 789,611
1,475 Salesforce, Inc. 402,218
13,429 Samsung Electronics Company,
Ltd. 593,852
938 SAP SE ADR 285,246
943 ServiceNow , Inc.
k
969,480
2,451 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 555,127
4,531 TD SYNNEX Corporation 614,857
5,296 Trimble, Inc.
k
402,390
3,587 TTM Technologies, Inc.
k
146,421
648 VeriSign, Inc. 187,143
676 Zebra Technologies Corporation
k
208,451
Total 32,599,520
Materials  0.5%
1,171 Albemarle Corporation
f
73,387
13,519 Amcor plc 124,240
6,793 CF Industries Holdings, Inc. 624,956
4,908 Corteva , Inc. 365,793
1,978 Crown Holdings, Inc. 203,694
4,642 DuPont de Nemours, Inc. 318,395
2,423 Eastman Chemical Company 180,901
2,075 Ecolab, Inc. 559,088
1,199 Greif, Inc. 77,923
1,627 Ingevity Corporation
k
70,107
5,658 Ivanhoe Mines, Ltd.
k
42,505
904 Linde plc 424,139
4,596 Nucor Corporation 595,366
1,970 Olin Corporation 39,577
368 Packaging Corporation of America 69,350
2,617 Steel Dynamics, Inc. 335,002
328 Vulcan Materials Company 85,549
1,249 West Fraser Timber Company, Ltd. 91,552
Total 4,281,524
Real Estate  0.3%
400 Agree Realty Corporation 29,224
872 AvalonBay Communities, Inc. 177,452
1,636 Broadstone Net Lease, Inc. 26,258
2,275 CBRE Group, Inc.
k
318,773
Shares Common Stock  12.8% Value
Real Estate  0.3% - continued
5,093 Crown Castle, Inc. $ 523,204
7,112 Cushman and Wakefield plc
k
78,730
11,562 Essential Properties Realty Trust,
Inc. 368,944
703 Extra Space Storage, Inc. 103,650
3,762 First Industrial Realty Trust, Inc. 181,065
22,455 Healthcare Realty Trust, Inc. 356,136
426 Innovative Industrial Properties,
Inc. 23,524
619 Kite Realty Group Trust 14,020
2,035 Millrose Properties, Inc. 58,018
3,165 National Storage Affiliates Trust 101,248
2,513 Outfront Media, Inc. 41,012
9,779 Sabra Health Care REIT, Inc. 180,325
1,131 SBA Communications Corporation 265,604
4,238 Tanger , Inc. 129,598
1,456 Terreno Realty Corporation 81,638
20,074 Uniti Group, Inc.
k
86,720
1,004 Zillow Group, Inc., Class C
k
70,330
Total 3,215,473
Utilities  0.5%
6,416 AES Corporation 67,496
2,434 Alliant Energy Corporation 147,184
569 American Water Works Company,
Inc. 79,154
229 Black Hills Corporation 12,847
772 Brookfield Infrastructure
Corporation 32,115
4,635 CenterPoint Energy, Inc. 170,290
927 Clearway Energy, Inc., Class C 29,664
1,998 Constellation Energy Corporation 644,874
6,018 Duke Energy Corporation 710,124
2,710 Edison International 139,836
9,688 Entergy Corporation 805,266
4,087 NiSource, Inc. 164,870
695 Northwestern Energy Group, Inc. 35,653
8,809 PG&E Corporation 122,797
2,282 Portland General Electric
Company 92,718
5,656 Public Service Enterprise Group,
Inc. 476,122
937 Spire, Inc. 68,392
12,168 UGI Corporation 443,159
2,660 Vistra Energy Corporation 515,535
Total 4,758,096
Total Common Stock
(cost $82,689,799) 125,540,901
Shares
Registered Investment
Companies   9.4% Value
U.S. Affiliated   8.6%
8,629,487 Thrivent Core Emerging Markets
Debt Fund 72,056,214
1,018,563 Thrivent Core International Equity
Fund 12,507,958
Total 84,564,172
U.S. Unaffiliated   0.8%
14,380 abrdn Asia-Pacific Income Fund,
Inc. 228,930
43,059 abrdn Income Credit Strategies
Fund 254,048

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  9.4% Value
U.S. Unaffiliated   0.8%  - continued
13,509 abrdn Total Dynamic Dividend
Fund $ 119,690
27,364 AllianceBernstein Global High
Income Fund, Inc. 301,825
39,038 Allspring Income Opportunities
Fund 275,608
9,956 BlackRock Capital Allocation Term
Trust 150,734
6,554 BlackRock Core Bond Trust 63,705
27,083 BlackRock Corporate High Yield
Fund, Inc. 264,059
30,673 BlackRock Credit Allocation
Income Trust 334,949
2,772 BlackRock Debt Strategies Fund,
Inc. 29,272
4,227 BlackRock Enhanced Equity
Dividend Trust 37,578
19,538 BlackRock Enhanced Global
Dividend Trust 221,756
11,668 BlackRock Enhanced International
Dividend Trust 67,557
9,168 BlackRock Income Trust, Inc. 107,724
18,346 BlackRock Multi-Sector Income
Trust 267,852
23,695 Blackstone Strategic Credit 2027
Term Fund 287,183
21,815 Cornerstone Strategic Investment
Fund, Inc.
f
177,138
30,283 Eaton Vance Limited Duration
Income Fund 310,703
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 108,220
5,154 iShares Preferred and Income
Securities ETF
f
158,125
489 iShares Russell 2000 Index Fund
f
105,521
50,149 Nuveen Credit Strategies Income
Fund 270,303
19,794 Nuveen Preferred Income
Opportunities Fund 158,748
23,546 PGIM Global High Yield Fund, Inc. 315,752
22,391 PGIM High Yield Bond Fund, Inc. 317,280
8,874 Pimco Dynamic Income Fund 168,340
16,611 PIMCO High Income Fund 79,733
16,869 PIMCO Income Strategy Fund II 124,662
3,074 Tri-Continental Corporation 97,323
13,602 Vanguard Short-Term Corporate
Bond ETF 1,081,359
5,408 Virtus Convertible & Income Fund 76,794
19,867 Virtus Dividend, Interest &
Premium Strategy Fund 246,351
4,526 Virtus Equity & Convertible Income
Fund 108,171
44,226 Voya Global Equity Dividend &
Premium Opportunity Fund 256,511
5,193 Western Asset Diversified Income
Fund 77,064
67,749 Western Asset High Income
Opportunity Fund, Inc. 269,641
Total 7,520,209
Total Registered Investment
Companies (cost $97,124,198) 92,084,381
Shares Preferred Stock 1.5% Value
Basic Materials  <0.1%
9,398 Albemarle Corporation,
Convertible, 7.250% $ 301,676
Total 301,676
Capital Goods  0.1%
17,002 Boeing Company, Convertible,
6.000% 1,156,136
Total 1,156,136
Communications Services  0.1%
24,275 AT&T, Inc., 4.750%
i
463,652
15,250 Telephone and Data Systems, Inc.,
6.000%
i
269,925
Total 733,577
Financials  1.1%
10,000 AEGON Funding Company, LLC,
5.100% 195,200
20,000 Allstate Corporation, 5.100%
i
412,000
6,070 Apollo Global Management, Inc.,
Convertible, 6.750% 454,339
6,482 Ares Management Corporation,
Convertible, 6.750% 343,546
7,800 Athene Holding, Ltd., 5.625%
i
155,688
20,775 Bank of America Corporation,
4.250%
i
359,407
16,050 Bank of America Corporation,
4.375%
i
288,258
8,025 Bank of America Corporation,
4.750%
i
156,166
16,050 Bank of America Corporation,
5.000%
i
325,975
641 Bank of America Corporation,
Convertible, 7.250%
i
777,533
3,900 Capital One Financial Corporation,
4.800%
i
69,303
19,525 Capital One Financial Corporation,
5.000%
i
369,022
3,900 Charles Schwab Corporation,
4.450%
i
73,866
2,750 Citizens Financial Group, Inc.,
7.375%
i
71,335
6,425 Corebridge Financial, Inc., 6.375% 147,775
9,000 Equitable Holdings, Inc., 5.250%
i
183,870
7,800 Fifth Third Bancorp, 4.950%
i
153,348
7,800 Huntington Bancshares, Inc./OH,
4.500%
i
136,968
16,000 JPMorgan Chase & Company,
4.200%
i
286,560
16,050 JPMorgan Chase & Company,
4.625%
i
313,778
16,250 JPMorgan Chase & Company,
4.750%
i
326,300
3,900 KeyCorp, 5.650%
i
82,485
15,950 KeyCorp, 6.200%
b,i
385,831
11,299 KKR & Company, Inc.,
Convertible, 6.250% 605,626
3,900 MetLife, Inc., 4.750%
i
76,011
13,050 Morgan Stanley, 4.250%
i
224,721
10,400 Morgan Stanley, 5.850%
b,i
243,360
13,084 Morgan Stanley, 7.125%
b,i
330,109
14,525 Public Storage, 4.125%
i
240,825
5,025 Public Storage, 4.625%
i
91,757
1,275 Public Storage, 4.700%
i
23,486

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.5% Value
Financials  1.1% - continued
7,800 Regions Financial Corporation,
4.450%
i
$ 134,004
3,900 Regions Financial Corporation,
5.700%
b,i
93,093
3,500 Synovus Financial Corporation,
8.397%
b,i
89,495
7,800 Truist Financial Corporation,
4.750%
i
147,888
13,100 U.S. Bancorp, 4.000%
i
211,041
15,000 Wells Fargo & Company, 4.250%
i
258,750
16,050 Wells Fargo & Company, 4.375%
i
281,838
7,800 Wells Fargo & Company, 4.700%
i
146,874
11,800 Wells Fargo & Company, 4.750%
i
224,672
935 Wells Fargo & Company,
Convertible, 7.500%
i
1,097,812
Total 10,589,915
Technology  0.1%
6,921 Hewlett Packard Enterprise
Company, Convertible, 7.625% 407,509
6,655 Microchip Technology, Inc.,
Convertible, 7.500% 443,489
Total 850,998
Utilities  0.1%
23,000 CMS Energy Corporation, 4.200%
i
394,680
5,511 NextEra Energy, Inc., Convertible,
6.926% 219,007
1,992 Nextera Energy, Inc., Convertible,
7.234% 88,146
6,004 NextEra Energy, Inc., Convertible,
7.299% 282,729
13,600 Southern Company, 4.950% 269,280
Total 1,253,842
Total Preferred Stock
(cost $16,587,902) 14,886,144
Shares
Collateral Held for Securities
Loaned 1.3% Value
12,248,577 Thrivent Cash Management Trust 12,248,577
Total Collateral Held for
Securities Loaned
(cost $12,248,577) 12,248,577
Shares or
Principal
Amount Short-Term Investments 9.8% Value
Federal Home Loan Bank Discount
Notes
1,500,000 4.205%, 7/11/2025
l,m
1,498,088
600,000 4.200%, 7/28/2025
l,m
598,054
1,400,000 4.216%, 8/1/2025
l,m
1,394,748
100,000 4.215%, 8/11/2025
l,m
99,508
400,000 4.210%, 9/16/2025
l,m
396,360
500,000 4.200%, 9/26/2025
l,m
494,867
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 4.205%, 9/5/2025
l,m
198,437
500,000 4.180%, 9/22/2025
l,m
495,100
Shares or
Principal
Amount Short-Term Investments  9.8% Value
Federal National Mortgage
Association Discount Notes
100,000 4.145%, 7/21/2025
l,m
$ 99,757
100,000 4.195%, 8/15/2025
l,m
99,461
800,000 4.200%, 8/22/2025
l,m
795,030
700,000 4.185%, 9/19/2025
l,m
693,385
State Street Institutional U.S.
Government Money Market
Fund
65,052,424 4.268%
l
65,052,424
Thrivent Core Short-Term Reserve
Fund
2,350,648 4.600% 23,506,479
U.S. Treasury Bills
200,000 4.204%, 7/10/2025
l,n
199,790
500,000 4.255%, 9/11/2025
l,n
495,753
Total Short-Term Investments
(cost $96,118,078) 96,117,241
Total Investments (cost
$980,259,659) 102.8% $1,007,682,322
Other Assets and Liabilities, Net
(2.8%) (27,504,684)
Total Net Assets 100.0% $980,177,638
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $219,480,643 or 22.4%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Fund as of June 30, 2025 was
$268,900 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 150,000
Credit Suisse Group AG  5/17/2021 144,113
SoftBank Corporation, 7/9/2035 6/30/2025 250,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Fund as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 10,685,880
Common Stock 1,002,245
Total lending $11,688,125
Gross amount payable upon return of
collateral for securities loaned $12,248,577
Net amounts due to counterparty $560,452
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 58,350,888
Gross unrealized depreciation (33,184,706)
Net unrealized appreciation (depreciation) $ 25,166,182
Cost for federal income tax purposes $ 983,633,004

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 58,950,616 – 58,950,616 –
Basic Materials 7,211,319 – 7,211,319 –
Capital Goods 18,758,045 – 18,758,045 –
Collateralized Mortgage Obligations 64,654,029 – 64,654,029 –
Commercial Mortgage-Backed Securities 10,602,381 – 10,602,381 –
Communications Services 20,575,489 – 20,575,489 –
Consumer Cyclical 28,005,124 – 28,005,124 –
Consumer Non-Cyclical 29,884,504 – 29,884,504 –
Energy 24,175,675 – 24,175,675 –
Financials 78,337,389 – 78,337,389 –
Foreign Government 648,362 – 648,362 –
Mortgage-Backed Securities 211,993,802 – 211,993,802 –
Technology 22,919,854 – 22,919,854 –
Transportation 4,649,286 – 4,649,286 –
U.S. Government & Agencies 62,665,899 – 62,665,899 –
Utilities 22,773,304 – 22,773,304 –
Common Stock
Communications Services 10,102,793 10,102,793 – –
Consumer Discretionary 12,322,038 12,322,038 – –
Consumer Staples 4,255,526 4,255,526 – –
Energy 4,980,868 4,980,868 – –
Financials 20,385,061 20,385,061 – –
Health Care 14,005,334 14,005,334 – –
Industrials 14,634,668 14,465,068 169,600 –
Information Technology 32,599,520 32,005,668 593,852 –
Materials 4,281,524 4,239,019 42,505 –
Real Estate 3,215,473 3,215,473 – –
Utilities 4,758,096 4,758,096 – –
Preferred Stock
Basic Materials 301,676 301,676 – –
Capital Goods 1,156,136 1,156,136 – –
Communications Services 733,577 733,577 – –
Financials 10,589,915 10,589,915 – –
Technology 850,998 850,998 – –
Utilities 1,253,842 1,253,842 – –
Registered Investment Companies
U.S. Unaffiliated 7,520,209 7,520,209 – –
Short-Term Investments 72,610,762 65,052,424 7,558,338 –
Subtotal Investments in Securities $887,363,094 $212,193,721 $675,169,373 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 84,564,172
Affiliated Short-Term Investments 23,506,479
Collateral Held for Securities Loaned 12,248,577
Subtotal Other Investments $120,319,228
Total Investments at Value $1,007,682,322
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,965,552 1,965,552 – –
Total Asset Derivatives $1,965,552 $1,965,552 $– $–
Liability Derivatives
Futures Contracts 614,598 526,257 88,341 –
Total Return Swaps 5,067 – 5,067 –
Credit Default Swaps 229,023 – 229,023 –
Total Liability Derivatives $848,688 $526,257 $322,431 $–
The following table presents Conservative Allocation Fund's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$6,862,795 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 13 September 2025 $ 2,693,573 $ 10,732
CME E-mini S&P 500 Index 236 September 2025 72,148,371 1,645,878
CME Ultra Long Term U.S. Treasury Bond 4 September 2025 454,449 22,051
ICE mini MSCI EAFE Index 108 September 2025 14,250,613 230,567
ICE US mini MSCI Emerging Markets Index 30 September 2025 1,793,926 56,324
Total Futures Long Contracts $ 91,340,932 $ 1,965,552
CBOT U.S. Long Bond (21) September 2025 ( $ 2,393,773) ( $ 31,070)
CME E-mini Russell 2000 Index (43) September 2025 (4,639,528) (72,627)
CME E-mini S&P Mid-Cap 400 Index (16) September 2025 (4,854,420) (146,380)
CME Euro Foreign Exchange Currency (65) September 2025 (9,340,570) (276,180)
Eurex Euro STOXX 50 Index (231) September 2025 (14,409,533) (88,341)
Total Futures Short Contracts ( $ 35,637,824) ($614,598)
Total Futures Contracts $ 55,703,108 $1,350,954

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Conservative Allocation Fund's credit default swap contracts held as of June 30, 2025. Investments totaling $695,543 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 11,735,000 $ – ( $ 229,023) ( $ 229,023)
Total Credit Default Swaps $– ($229,023) ($229,023)
1 As the buyer of protection, Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Conservative Allocation Fund's total return swap contracts held as of June 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 ( $ 5,067) $ – ( $ 5,067)
Total Return Swaps ( $ 5,067) $ – ($5,067)
# Payment made on Termination Date

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Conservative Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,932,769
Total Equity Contracts 1,932,769
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 32,783
Total Interest Rate Contracts 32,783
Total Asset Derivatives $1,965,552
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 276,180
Total Foreign Exchange Contracts 276,180
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 307,348
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 5,067
Total Equity Contracts 312,415
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 31,070
Total Interest Rate Contracts 31,070
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 229,023
Total Credit Contracts 229,023
Total Liability Derivatives $848,688
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (378,413)
Total Interest Rate Contracts (378,413)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,221,573
Total Equity Contracts 2,221,573
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,118,362)
Total Foreign Exchange Contracts (1,118,362)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (183,843)
Total Credit Contracts (183,843)
Total $540,955

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (490,961)
Total Foreign Exchange Contracts (490,961)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,197,028
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 2,227
Total Equity Contracts 2,199,255
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (74,190)
Total Interest Rate Contracts (74,190)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (102,256)
Total Credit Contracts (102,256)
Total $1,531,848
The following table presents Conservative Allocation Fund's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $74,800,186
Futures - Short (37,813,804)
Total Return Swaps - Short (6,333)
Interest Rate Contracts
Futures - Long 6,128,623
Futures - Short (4,390,893)
Foreign Exchange Contracts
Futures - Short (13,164,264)
Credit Contracts
Credit Default Swaps - Buy Protection (733,600)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Fund, is as follows:
Fund
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $76,878 $2,203 $8,880 $72,056 8,629 7.3%
Core International Equity 10,415 – 5 12,508 1,019 1.3
Total U.S. Affiliated Registered Investment
Companies 87,293 84,564 8.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 42,696 45,262 64,452 23,506 2,351 2.4
Total Affiliated Short-Term Investments 42,696 23,506 2.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,942 74,285 71,978 12,249 12,249 1.3
Total Collateral Held for Securities Loaned 9,942 12,249 1.3
Total Value $139,931 $120,319

Conservative Allocation Fund
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,836) $3,692 $– $2,203
Core International Equity 0 2,098 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1 (1) – 515
Total Income/Non Cash Income from Affiliated Investments $2,718
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total ($1,835) $5,789 $–

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2025 (unaudited)
Conservative
Allocation Fund
(a)
Assets
Investments in unaffiliated securities at cost $855,221,297
Investments in affiliated securities at cost $125,038,362
Investments in unaffiliated securities at value
(#)
$887,363,094
Investments in affiliated securities at value 120,319,228
Foreign Currency 124,487
(b)
Dividends and interest receivable 5,925,886
Prepaid expenses 28,695
Receivable for:
Investments sold 3,874,181
Investments sold on a delayed-delivery basis 8,783,199
Fund shares sold 523,522
Variation margin on open future contracts 424,227
Total Assets 1,027,366,519
Liabilities
Distributions payable 175,265
Accrued expenses 101,334
Cash overdraft 1,938,006
Payable for:
Investments purchased 5,279,103
Investments purchased on a delayed-delivery basis 26,143,900
Return of collateral for securities loaned 12,248,577
Fund shares redeemed 922,610
Variation margin on open future contracts 125,845
Variation margin on open swap contracts 34,454
Investment advisory fees 84,424
Administrative fees 2,731
Distribution fees 17,706
Transfer agent fees 49,027
Trustee fees 1,034
Trustee deferred compensation 59,798
Swap agreements, at value 5,067
Total Liabilities 47,188,881
Net Assets
Capital stock (beneficial interest) 994,452,773
Distributable earnings/(accumulated loss) (14,275,135)
Total Net Assets $980,177,638
Class S Share Capital $548,141,204
Shares of beneficial interest outstanding (Class S) 76,894,092
Net asset value per share $7.13
Class A Share Capital $432,036,434
Shares of beneficial interest outstanding (Class A) 59,829,030
Net asset value per share $7.22
Maximum public offering price $7.56
(#)
Includes securities on loan of 11,688,125
(a) Effective February 28, 2025, Diversified Income Plus Fund changed its name to
Conservative Allocation Fund.
(b) Foreign currency holdings, cost $124,487.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2025 (unaudited)
Conservative
Allocation Fund
(a)
Investment Income
Dividends $2,312,600
Taxable interest 17,422,404
Affiliated income from securities loaned, net 27,615
Income from affiliated investments 515,088
Non cash income from affiliated investments 2,202,876
Foreign tax withholding (6,240)
Total Investment Income 22,474,343
Expenses
Adviser fees 2,523,712
Administrative service fees 121,591
Audit and legal fees 23,038
Custody fees 31,456
Distribution expenses Class A 534,244
Insurance expenses 2,689
Printing and postage expenses Class S 42,012
Printing and postage expenses Class A 38,020
SEC and state registration expenses 31,601
Transfer agent fees Class S 250,512
Transfer agent fees Class A 155,919
Trustees' fees 14,907
Other expenses 68,729
Total Expenses Before Reimbursement 3,838,430
Less:
Total Net Expenses 3,838,430
Net Investment Income/(Loss) 18,635,913
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 7,326,154
Affiliated investments (1,835,399)
Futures contracts 724,798
Foreign currency transactions 1,718
Swap agreements (183,843)
Change in net unrealized appreciation/(depreciation)
on:
Investments 8,263,159
Affiliated investments 5,788,745
Futures contracts 1,631,877
Foreign currency transactions (272,395)
Swap agreements (100,029)
Net Realized and Unrealized Gains/(Losses) 21,344,785
Net Increase/(Decrease) in Net Assets Resulting
From Operations $39,980,698
(a) Effective February 28, 2025, Diversified Income Plus Fund changed its name to
Conservative Allocation Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Conservative Allocation Fund
(a)
For the periods ended
6/30/2025
(unaudited) 12/31/2024
Operations
Net investment income/(loss) $18,635,913 $38,823,037
Net realized gains/(losses) 6,033,428 21,257,081
Change in net unrealized appreciation/(depreciation) 15,311,357 5,200,144
Net Change in Net Assets Resulting From Operations 39,980,698 65,280,262
Distributions to Shareholders
From income/realized gains Class S (10,941,316) (22,431,407)
From income/realized gains Class A (8,136,700) (17,439,485)
Total from income/realized gains (19,078,016) (39,870,892)
Total Distributions to Shareholders (19,078,016) (39,870,892)
Capital Stock Transactions
Class S
Sold 51,901,605 81,138,220
Distributions reinvested 10,557,116 21,622,664
Redeemed (61,407,860) (130,075,278)
Total Class S Capital Stock Transactions 1,050,861 (27,314,394)
Class A
Sold 9,319,705 17,860,530
Distributions reinvested 7,470,159 15,989,735
Redeemed (34,373,149) (75,690,553)
Total Class A Capital Stock Transactions (17,583,285) (41,840,288)
Capital Stock Transactions (16,532,424) (69,154,682)
Net Increase/(Decrease) in Net Assets 4,370,258 (43,745,312)
Net Assets, Beginning of Period 975,807,380 1,019,552,692
Net Assets, End of Period $980,177,638 $975,807,380
Capital Stock Share Transactions
Class S shares
Sold 7,424,956 11,692,871
Distributions reinvested 1,504,154 3,124,189
Redeemed (8,792,852) (18,813,842)
Total Class S share transactions 136,258 (3,996,782)
Class A shares
Sold 1,318,242 2,540,426
Distributions reinvested 1,050,857 2,281,782
Redeemed (4,861,246) (10,832,172)
Total Class A share transactions (2,492,147) (6,009,964)
(a) Effective February 28, 2025, Diversified Income Plus Fund changed its name to Conservative Allocation Fund.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 23 separate series
(each, a "Fund" and, collectively, the "Funds"), each with its own investment objective and policies. The Trust currently consists of six asset allocation Funds, nine equity Funds, seven fixed-income Funds, and one money market Fund.
This report includes Conservative Allocation, one of the Trust’s 23 Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.
On February 28, 2025, the following fund name change took effect:
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual
12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%.
Class S shares are offered at net asset value and have no annual
12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Mid Cap Growth, Mid Cap
Value, and Small Cap Growth offer only Class S Shares; each of the other 19 Funds of the Trust offer Class A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities
Original Fund Name Updated Fund Name
Diversified Income Plus Fund --> Conservative Allocation Fund

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of the
Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Fund (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Fund's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Fund has no examinations in progress and none are expected at this time.
As of June 30, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

The Fund pays tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Conservative Allocation are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the Fund may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivative Financial Instruments
— The Fund may invest in
derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-
based derivatives to manage the risk of its positions in foreign securities. The Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the Fund's expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, the Fund may, under certain
circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended June 30, 2025, the Fund did not
engage in options.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2025, Conservative
Allocation used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark; used equity futures to manage exposure to the equities market; and used foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2025, Conservative
Allocation used CDX Indices (comprised of CDSs) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a payment to the counterparty. The Funds may take a
"long" or "short" position with respect to the underlying referenced asset.
During the six months ended June 30, 2025, Conservative
Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged.  The actual amounts of collateral may be greater than the amounts presented in the table.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). The
Agreement authorizes GSAL to lend securities to authorized
borrowers on behalf of the Fund. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Fund receives dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation-Protected Securities
— The Fund may invest
in Treasury Inflation-Protected Securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value,
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Conservative Allocation
Total Return swap 5,067 – 5,067 – – – 5,067
(#)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(#) Net total return swap amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 30, 2025, the Fund did not report an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and
Liabilities. As of June 30, 2025, the Fund had no unfunded bank loan commitments.
Line of Credit
— The Fund, along with other portfolios managed
by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust
Company, to be utilized for temporary or emergency purposes
to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on
December 16, 2025 unless extended by mutual agreement of State
Street Bank and Trust Company and the Funds.  The Fund had no
borrowings during the six months ended June 30, 2025.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, the Fund pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— Subject to certain limitations, the
Fund may invest in other Funds, Thrivent Cash Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust.  There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the six months ended
June 30, 2025, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $8,757 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2025, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $118,860 from the Fund covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the six months ended June 30, 2025, Thrivent
Investor Services received $410,345 for transfer agent services from the Fund covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual
Funds. Money Market is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $14,379 in fees from the Fund covered in this shareholder report for the six months ended June 30, 2025. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment
Mgt., Thrivent Investor Services and Thrivent Distributors, LLC;
however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Conservative Allocation 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

ratio of the underlying funds in which they invest. This contractual provision may be terminated upon the mutual agreement between the independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Fund may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Fund to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to the participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2025, the Fund did not borrow cash through the
Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the Fund's business activities to determine the segment reporting needed for the Fund. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic
280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Principal Officers of the Fund, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Fund's CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. As investment companies, the Fund primarily engages in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP.  To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
June 30, 2025, the tax basis balance has not yet been determined.
At December 31, 2024, the Fund had accumulated the following capital loss carryover:
To the extent that the Fund realizes net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— The Fund may own
restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2025, the Fund held restricted securities:
The Fund has no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Fund is permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or
Fund
Capital Loss
Carryover
Conservative Allocation $ 47,358,196
In thousands
Fund Purchases
Sales/
Paydowns
Conservative Allocation $154,191 $191,167
In thousands
Fund Purchases
Sales/
Paydowns
Conservative Allocation $129,911 $143,640
Fund
Number of
Securities
Percent of Fund's
Net Assets
Conservative Allocation 3 0.03%

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2025, the Fund did not
engage in these types of transactions.
(8) RELATED PARTY TRANSACTIONS
As of June 30, 2025, no related parties held shares in excess of 5% of the Fund covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have
a significant effect on the operation of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, resulting in additional losses for the Fund.
(9) SUBSEQUENT EVENTS
The Adviser of the Fund has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of June 30, 2025, the Fund had no portfolio concentration greater than 25% in any market sector.
(11) SIGNIFICANT RISKS
Investing in the Fund involves risks.  The following is an
alphabetical list of significant risks in investing in the Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Fund and its service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund’s ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Fund’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences
for such issuers and may cause the Fund’s investments in such companies to lose value. While the Fund’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized

Thrivent Mutual Funds
Notes to Financial Statements
June 30, 2025
(unaudited)

to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Conservative Allocation Fund
(d)
Class S Shares
Period Ended 6/30/2025 (unaudited) $ 6.98 $ 0.14 $ 0.15 $ 0.29 $ (0.14) $ –
Year Ended 12/31/2024 6.80 0.28 0.19 0.47 (0.29) –
Year Ended 12/31/2023 6.45 0.27 0.36 0.63 (0.28) –
Year Ended 12/31/2022 7.62 0.21 (1.16) (0.95) (0.22) –
Year Ended 12/31/2021 7.63 0.18 0.32 0.50 (0.18) (0.33)
Year Ended 12/31/2020 7.34 0.20 0.30 0.50 (0.21) –
Class A Shares
Period Ended 6/30/2025 (unaudited) 7.07 0.13 0.15 0.28 (0.13) –
Year Ended 12/31/2024 6.88 0.27 0.19 0.46 (0.27) –
Year Ended 12/31/2023 6.53 0.27 0.35 0.62 (0.27) –
Year Ended 12/31/2022 7.70 0.20 (1.17) (0.97) (0.20) –
Year Ended 12/31/2021 7.71 0.16 0.32 0.48 (0.16) (0.33)
Year Ended 12/31/2020 7.42 0.19 0.29 0.48 (0.19) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Effective February 28, 2025, Diversified Income Plus Fund changed its name to Conservative Allocation Fund.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.14) $ 7.13 4.24% $ 548.1 0.70% 3.99% 0.70% 3.99% 31%
(0.29) 6.98 7.01% 535.5 0.68% 4.02% 0.68% 4.02% 50%
(0.28) 6.80 10.05% 549.2 0.68% 4.15% 0.68% 4.15% 80%
(0.22) 6.45 (12.55)% 571.1 0.69% 3.07% 0.69% 3.07% 278%
(0.51) 7.62 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
(0.21) 7.63 7.01% 504.0 0.71% 2.83% 0.71% 2.83% 156%
(0.13) 7.22 4.07% 432.0 0.93% 3.75% 0.93% 3.75% 31%
(0.27) 7.07 6.81% 440.3 0.93% 3.78% 0.93% 3.78% 50%
(0.27) 6.88 9.65% 470.4 0.93% 3.90% 0.93% 3.90% 80%
(0.20) 6.53 (12.64)% 495.4 0.94% 2.82% 0.94% 2.82% 278%
(0.49) 7.70 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%
(0.19) 7.71 6.67% 609.6 0.95% 2.58% 0.95% 2.58% 156%

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
None during the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 28, 2025                                                                   Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 28, 2025                                                                   By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  August 28, 2025                                                                   By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)